UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2007



ITEM 1. REPORT TO STOCKHOLDERS.
USAA CORNERSTONE STRATEGY FUND - ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2007



[LOGO OF USAA]
   USAA(R)

                                USAA CORNERSTONE
                                      STRATEGY Fund

                                     [GRAPHIC OF USAA CORNERSTONE STRATEGY FUND]

                            A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    MAY 31, 2007

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-8448.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                     2

MANAGERS' COMMENTARY                                                           4

FUND RECOGNITION                                                              10

INVESTMENT OVERVIEW                                                           11

FINANCIAL INFORMATION

    Distributions to Shareholders                                             16

    Report of Independent Registered Public Accounting Firm                   17

    Portfolio of Investments                                                  18

    Notes to Portfolio of Investments                                         69

    Financial Statements                                                      74

    Notes to Financial Statements                                             77

EXPENSE EXAMPLE                                                               95

ADVISORY AGREEMENTS                                                           97

TRUSTEES' AND OFFICERS' INFORMATION                                          106

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "

                                       THE PERPETUAL TUG OF WAR BETWEEN
 [PHOTO OF CHRISTOPHER W. CLAUS]   POSITIVE AND NEGATIVE NEWS CREATES MARKET
                                     CYCLES AND FEEDS INVESTOR PSYCHOLOGY,
                                           PROVOKING GREED AND FEAR.

                                                       "
                                                                       June 2007
--------------------------------------------------------------------------------

         As the one-year reporting period ended on May 31, 2007, investors could look back on an impressive five-month period, year-to-date. The S&P 500 Index had hit a closing record of 1,530.62 on May 31, 2007, with a total return of 8.77% from January 1, 2007, through May 31, 2007. The Dow Jones World Index had a price return of almost 10%. And while relatively steady, bond yields started to work their way higher. By May 31, the 10-year Treasury yield was near 5%.

         Given the performance of the stock market - which has generated what might be described as a year's worth of returns through May - one could ask, "Is this as good as it gets for 2007?" Remember, the financial markets react to a variety of signals and economic data, many of which are contradictory. The perpetual tug of war between positive and negative news creates market cycles and feeds investor sentiment, provoking greed and fear.

         Here are some of the factors that investors have to sort out: During the first three months of 2007, the U.S. economy slowed dramatically, with gross domestic product (GDP) growth reported at only 0.6%. However, many economists predict a rebound in the second half of the year. Meanwhile, first-quarter corporate earnings were above market expectations. Currency fluctuations boosted results even more for U.S.-based companies with global sales to unsustainable levels, in some cases to as much as 10% to 20%.

         The Treasury yield curve remains flat to inverted - a phenomenon that historically has preceded a recession. However, many market pundits have rated that likelihood as remote during the next 18 months. As of this writing, core inflation is still elevated and above the Federal Reserve Board's comfort level of 2%.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         Interestingly, investors have seen little in the way of market volatility since the beginning of 2007. Even the decline of late February and early March has been followed by steady gains. The reason? There is a lot of liquidity in the market, which means that demand for stocks is high. The real estate market has cooled, and in response more money has flowed into stocks, particularly international stocks. Also, many companies continue to have access to capital, a reflection of strong balance sheets, low interest rates, and lenders who are willing to extend credit. This liquidity has led to an increase in the number of mergers and acquisitions, which has also helped propel global stock prices.

         Prices might go even higher later in the year given that U.S. large-cap stocks look reasonably valued, in my opinion. However, the increase seen during the first five months of 2007 may limit the upside opportunity. On the fixed-income side, I expect the flat yield curve to be around so long as core inflation stays above 2%. The 10-year Treasury bond, for example, should continue to trade between 4.5% and 5.25%, in my opinion.

         Rest assured that whatever happens, USAA Investment Management will continue working hard for you. From all of us, thank you for your business and the opportunity to serve your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.
         o THE DOW JONES WORLD INDEX IS AN UNMANAGED FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT REPRESENTS APPROXIMATELY 95% OF EUROPEAN MARKET CAPITALIZATION AT THE REGIONAL LEVEL, 95% OF ALL OTHER DEVELOPED MARKETS AT THE COUNTRY LEVEL, AND 95% OF EMERGING MARKETS AS A GROUP.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall. o Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

USAA Investment Management Company           MFS Investment Management
   ARNOLD J. ESPE, CFA                          (International Stocks)
   Bonds and Money Market Instruments           DAVID R. MANNHEIM

   MARK W. JOHNSON, CFA                         MARCUS L. SMITH
   Precious Metals and Minerals,
   Real Estate Securities                    Credit Suisse Asset Management, LLC
                                                (U.S. Stocks)
   RON SWEET, CFA, CPA                          JOSEPH CHERIAN, CFA
   Exchange-Traded Funds

Batterymarch Financial Management, Inc.         WILLIAM WENG
   (U.S. and International Stocks)
   THOMAS LINKAS, CFA                           TODD JABLONSKI, CFA

   CHARLES F. LOVEJOY, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the year ended May 31, 2007, the USAA Cornerstone Strategy Fund had a total return of 18.82%. This compares to a total return of 14.92% for the Lipper Global Flexible Funds Index and 22.77% for the S&P 500 Index.

ARE YOU SATISFIED WITH THE FUND'S PERFORMANCE?

         Absolutely. As shareholders who have been following our communications know, several important steps were taken over the past 18 months to create a structure that the Fund's Board of Trustees believes can lead to more consistently strong performance. This included hiring a more nimble manager, Credit Suisse Asset Management, LLC (Credit Suisse), for the U.S. equity portion of the Fund to implement its quantitative equity strategy, allowing the Fund to adjust its U.S. stock allocation more quickly in response to changing market conditions. Also, effective July 9, 2007, the Board hired Quantitative Management Associates LLC to handle the international stocks portion of the Fund, replacing MFS Investment Management (MFSIM).

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 13 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT FACTORS LED TO THE OUTPERFORMANCE RELATIVE TO THE LIPPER INDEX?

         It was a combination of solid allocation decisions among the various asset classes as well as generally good investment performance by the Fund's active managers, which include Batterymarch Financial Management, Inc. (Batterymarch) and MFSIM, along with managers from USAA Investment Management Company (USAA IMCO). In terms of allocation within the United States, the Fund benefited from an overweight in value stocks in 2006 and so far in 2007 has seen a slight benefit from a shift to large-cap growth stocks.

         An overweight in international developed markets helped in 2006. The Fund switched to a neutral position in these markets in 2007, and this has had little impact on relative performance. And finally, while U.S. bonds have significantly underperformed equity asset classes, the performance of our U.S. bond manager has been outstanding.

WHAT DROVE YOUR ALLOCATION DECISIONS WITHIN THE U.S. STOCK MARKET?

         Value and small-cap stocks have outperformed growth and large-cap stocks significantly since the end of the bull market in 2000. Our strategy within the U.S. stock market in 2007 has been to overweight large-cap growth stocks significantly. Our thesis was that, following a long period of underperformance relative to value and small-cap stocks, large-cap growth valuations were quite compelling, especially given the existence of solid catalysts to spark a shift in market leadership.

         That shift is beginning. Specifically, large-cap growth stocks have slightly outperformed large-cap value and small-cap stocks in the first five months of 2007. What's more important, however, is that valuations for large-cap growth companies have become even more attractive as a result of their stronger earnings.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         As we look back on our initial decision to overweight large-cap growth, we may have been a bit early. This is quite normal when making the type of forecast that calls for the end of a trend that has been in place awhile. But we are seeing solid evidence that gives us increasing confidence that the trend has changed. As such, we have made a decision to shift more assets from small-cap to large-cap growth stocks.

HOW DID THE GLOBAL EQUITIES PORTION OF THE FUND MANAGED BY BATTERYMARCH PERFORM?

         It's important to note that Batterymarch's global equity portion includes stocks in the United States, not just overseas. Batterymarch continues to focus on securities with attractive fundamentals in terms of cash flow, earnings growth, expectations, value, and technicals. The "best ideas" strategy utilized in the Batterymarch portion of the Fund gives the investment team freedom to select stocks globally, regardless of geographic location or investment style.

         For the reporting year, the Batterymarch portion outperformed the Morgan Stanley Capital International (MSCI) World Index. Batterymarch continues to manage on a sector-neutral basis across 11 global sectors. On a regional basis, where weights are a result of stock selection, exposure to emerging markets during the reporting year added significant value. An underweight position in U.S. banks and industrials, along with overweights in the materials sector in continental Europe and the nonbank financials sector in the United Kingdom, contributed to performance relative to the MSCI World Index in the Batterymarch portion of the Fund. An underweight in U.S. telecommunications stocks detracted from performance as the group posted strong results.

         THE MSCI WORLD INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE MOVEMENTS OF WORLD STOCK MARKETS BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 18-68.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         In terms of outlook, Batterymarch believes the United States continues to offer stocks with good fundamentals and favorable prospects across all sectors. Solid if slowing economic growth is expected in both Europe and the United Kingdom, and recent earnings announcements in Japan are encouraging.

HOW DID THE INTERNATIONAL EQUITIES PORTION OF THE FUND MANAGED BY MFSIM PERFORM?

         During the reporting period, the fact that the MFSIM portion of the Fund was overweight in Europe, underweight in Japan, and slightly overweight in the United Kingdom contributed to performance relative to the MSCI Europe, Australasia and Far East (EAFE) Index. The fact that the Fund owned some emerging market stocks that are not in the index was mildly positive. On a sector level, stock selection was strong in retail, health care, and consumer staples and also benefited from an underweight position in energy.

         Stock selection and an underweight in basic materials, a sector that dramatically outperformed the overall market, detracted from performance of the MFSIM portion of the Fund. Many of the basic materials stocks that did so well are cyclical and therefore don't fit into our focus on high-quality sustainable growth. The portion of the Fund that MFSIM manages also underperformed in industrial goods and services.

WHAT LED TO THE STRONG RELATIVE PERFORMANCE IN THE BOND PORTION OF THE FUND MANAGED BY USAA IMCO?

         Strong performance was largely a result of security selection, particularly in corporate bonds rated BBB and A. The spreads between these bonds and Treasuries have tightened more than those in other investment-grade sectors, and we also benefited from

         THE MSCI-EAFE INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE MOVEMENTS OF STOCK MARKETS IN EUROPE, AUSTRALASIA, AND THE FAR EAST BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         the fact that the bonds that we owned with BBB and A ratings did better than their peers. Some of these were hybrid securities, which have a yield advantage and are often issued by high-quality banking, finance, and insurance companies. Commercial mortgage-backed securities (CMBSs) also did well.

         A longer duration helped as rates came down in the first half of the year. We slowly adjusted to a neutral duration, which was a good move but had little impact on relative performance.

         We continue to try to avoid companies that are subject to leveraged buyouts (LBOs), but this is hard to do with so much private equity and hedge fund money looking for investment. Our major strategy here is to invest in sectors such as finance and insurance that are less likely to be taken over and also to be somewhat defensive, with exposure to AAA-rated CMBSs, electric utilities, and financials.

WHAT'S THE OUTLOOK?

         The Fund's positioning continues to reflect USAA IMCO's view that the U.S. economy will come in for a soft landing that is positive for equities. We are maintaining a neutral position in bonds to offset the possibility of a hard landing, but note that there are increasingly compelling opportunities within specific areas of the U.S. stock market. Absent any change in the fundamentals, we would view any correction of 5% to 10% in the U.S. stock market as an opportunity to increase our weighting to the most attractive U.S. equity asset classes and reduce our bond holdings.

         We continue to maintain a roughly neutral weighting in developed overseas markets and a slight underweight in emerging markets. Absent any change in fundamentals, we would look to take advantage of any correction in emerging markets to bring our exposure closer to neutral.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         Our allocation to gold has been a slightly negative performance factor so far in 2007, but we are maintaining it given gold's ability to help hedge against inflation and a falling dollar and potentially reduce the Fund's risk. Our significant underweight in real estate stocks has been a positive this year because these stocks are materially lagging other stock asset classes.

         From everyone at USAA IMCO, Batterymarch, MFSIM, and Credit Suisse, thank you for your confidence and investment in the Fund.

10

 F U N D
=============-------------------------------------------------------------------
              RECOGNITION

USAA CORNERSTONE STRATEGY FUND

--------------------------------------------------------------------------------
                         OVERALL MORNINGSTAR RATING(TM)
                      out of 875 moderate allocation funds
                       for the period ending May 31, 2007:

                                 OVERALL RATING
                                 *   *   *   *

           3-YEAR                    5-YEAR                    10-YEAR
           * * * *                   * * * *                    * * *
      out of 875 funds           out of 651 funds          out of 361 funds

  The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year
        (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CORNERSTONE STRATEGY FUND (Ticker Symbol: USCRX)

OBJECTIVE
--------------------------------------------------------------------------------

Achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving purchasing power of shareholders' capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

Using preset target ranges, the Fund's strategy is to invest its assets mostly in stocks (divided into the categories of U.S., international, real estate, and precious metals and minerals) and, to a much lesser extent, in bonds and money market instruments.

--------------------------------------------------------------------------------
                                       5/31/07                      5/31/06
--------------------------------------------------------------------------------
Net Assets                         $2,193.4 Million             $1,712.1 Million
Net Asset Value Per Share               $28.51                       $26.50

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/07
--------------------------------------------------------------------------------
1 YEAR                                5 YEARS                           10 YEARS
18.82%                                 10.01%                            6.79%

-----------------------------
        EXPENSE RATIO*
-----------------------------
Before Reimbursement    1.17%
After Reimbursement     1.17%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

* THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2006, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS (ANA). THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2006. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.19%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN
MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. IF THE FUND'S TOTAL ANNUAL OPERATING EXPENSE RATIO IS LOWER THAN 1.19%, THE FUND WILL OPERATE AT THE LOWER EXPENSE RATIO. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                        LIPPER GLOBAL           USAA CORNERSTONE
                 S&P 500 INDEX       FLEXIBLE FUNDS INDEX        STRATEGY FUND
                 -------------       --------------------       ----------------
05/31/97          $10,000.00            $10,000.00                 $10,000.00
06/30/97           10,444.56             10,280.15                  10,361.23
07/31/97           11,275.41             10,702.92                  10,846.58
08/31/97           10,644.22             10,395.81                  10,523.19
09/30/97           11,226.83             10,838.76                  11,125.37
10/31/97           10,852.31             10,454.43                  10,839.15
11/30/97           11,354.27             10,486.97                  10,883.75
12/31/97           11,549.13             10,576.93                  10,997.59
01/31/98           11,676.75             10,602.75                  10,993.67
02/28/98           12,518.43             11,080.79                  11,377.76
03/31/98           13,158.97             11,452.62                  11,738.34
04/30/98           13,293.72             11,553.63                  11,781.45
05/31/98           13,065.53             11,454.69                  11,714.82
06/30/98           13,595.86             11,445.71                  11,648.19
07/31/98           13,452.17             11,333.80                  11,380.61
08/31/98           11,508.65             10,079.75                  10,200.64
09/30/98           12,246.54             10,241.09                  10,400.01
10/31/98           13,241.15             10,775.84                  10,754.00
11/30/98           14,043.34             11,258.34                  11,063.24
12/31/98           14,852.05             11,527.90                  11,218.55
01/31/99           15,472.88             11,664.79                  11,205.76
02/28/99           14,992.07             11,381.10                  10,903.25
03/31/99           15,591.73             11,751.69                  11,005.51
04/30/99           16,195.51             12,383.01                  11,712.79
05/31/99           15,813.49             12,185.75                  11,627.58
06/30/99           16,688.71             12,637.46                  11,823.57
07/31/99           16,169.88             12,628.76                  11,699.32
08/31/99           16,089.83             12,584.35                  11,573.33
09/30/99           15,649.29             12,515.57                  11,415.84
10/31/99           16,639.16             12,769.33                  11,559.83
11/30/99           16,977.38             13,217.65                  11,663.32
12/31/99           17,975.92             14,106.44                  12,130.88
01/31/00           17,072.87             13,818.20                  11,785.35
02/29/00           16,750.03             14,586.98                  11,682.63
03/31/00           18,387.61             14,516.12                  12,401.70
04/30/00           17,834.60             14,030.26                  12,294.31
05/31/00           17,468.98             13,809.90                  12,266.29
06/30/00           17,899.22             14,304.92                  12,518.43
07/31/00           17,619.63             14,128.28                  12,417.97
08/31/00           18,713.44             14,610.14                  12,678.79
09/30/00           17,725.75             14,179.10                  12,340.69
10/31/00           17,650.44             13,904.31                  12,229.60
11/30/00           16,260.02             13,367.08                  12,007.42
12/31/00           16,339.79             13,908.19                  12,464.01
01/31/01           16,919.16             14,087.99                  12,683.70
02/28/01           15,377.43             13,377.55                  12,210.14
03/31/01           14,403.81             12,717.66                  11,800.04
04/30/01           15,522.25             13,366.13                  12,381.01
05/31/01           15,626.38             13,263.89                  12,337.08
06/30/01           15,246.19             13,070.04                  12,146.67
07/31/01           15,096.04             12,885.00                  12,175.97
08/31/01           14,151.95             12,566.80                  11,892.80
09/30/01           13,009.24             11,738.26                  11,067.73
10/31/01           13,257.46             12,015.64                  11,175.13
11/30/01           14,274.14             12,449.75                  11,712.17
12/31/01           14,399.26             12,465.08                  11,875.83
01/31/02           14,189.24             12,384.45                  11,682.81
02/28/02           13,915.54             12,282.85                  11,748.84
03/31/02           14,438.95             12,624.05                  12,145.04
04/30/02           13,563.94             12,453.96                  11,982.49
05/31/02           13,464.36             12,600.44                  11,972.34
06/30/02           12,505.63             12,125.91                  11,545.66
07/31/02           11,531.05             11,408.12                  10,890.41
08/31/02           11,606.53             11,464.87                  10,976.76
09/30/02           10,346.40             10,759.64                  10,351.98
10/31/02           11,256.05             11,212.63                  10,732.94
11/30/02           11,917.92             11,662.60                  11,179.94
12/31/02           11,218.13             11,365.97                  10,895.42
01/31/03           10,924.81             11,185.79                  10,591.02
02/28/03           10,760.65             11,068.76                  10,444.07
03/31/03           10,864.84             11,057.03                  10,438.82
04/30/03           11,759.36             11,700.01                  11,100.11
05/31/03           12,378.34             12,326.08                  11,661.67
06/30/03           12,536.46             12,475.13                  11,829.62
07/31/03           12,757.60             12,572.55                  11,918.84
08/31/03           13,005.91             12,837.97                  12,170.76
09/30/03           12,868.20             13,034.25                  12,176.00
10/31/03           13,595.78             13,532.93                  12,737.57
11/30/03           13,715.26             13,750.01                  12,937.00
12/31/03           14,434.05             14,210.62                  13,478.89
01/31/04           14,698.93             14,531.89                  13,648.24
02/29/04           14,903.17             14,736.20                  13,891.67
03/31/04           14,678.36             14,802.45                  13,775.25
04/30/04           14,448.25             14,375.56                  13,537.10
05/31/04           14,646.12             14,442.02                  13,653.53
06/30/04           14,930.83             14,643.26                  13,923.42
07/31/04           14,436.72             14,270.01                  13,515.93
08/31/04           14,494.57             14,326.04                  13,521.23
09/30/04           14,651.59             14,670.14                  13,759.37
10/31/04           14,875.43             14,939.20                  13,960.47
11/30/04           15,477.12             15,630.87                  14,537.30
12/31/04           16,003.62             16,075.84                  15,030.05
01/31/05           15,613.54             15,790.46                  14,776.64
02/28/05           15,941.93             16,161.03                  15,125.78
03/31/05           15,659.93             15,860.28                  14,866.74
04/30/05           15,363.07             15,694.20                  14,641.49
05/31/05           15,851.47             15,994.96                  14,939.95
06/30/05           15,874.18             16,169.35                  14,990.63
07/31/05           16,464.27             16,554.88                  15,429.88
08/31/05           16,314.13             16,650.04                  15,536.87
09/30/05           16,446.20             16,956.21                  15,632.61
10/31/05           16,171.88             16,631.55                  15,289.09
11/30/05           16,782.92             17,041.55                  15,615.71
12/31/05           16,788.95             17,492.19                  15,861.07
01/31/06           17,233.47             18,201.40                  16,283.79
02/28/06           17,280.10             18,187.89                  16,247.03
03/31/06           17,495.15             18,441.45                  16,455.33
04/30/06           17,729.91             18,829.55                  16,755.52
05/31/06           17,220.26             18,363.64                  16,234.78
06/30/06           17,243.12             18,221.99                  16,259.28
07/31/06           17,349.40             18,239.31                  16,394.06
08/31/06           17,761.57             18,628.01                  16,761.64
09/30/06           18,219.01             18,848.83                  16,902.55
10/31/06           18,812.34             19,273.29                  17,343.64
11/30/06           19,169.54             19,733.75                  17,784.74
12/31/06           19,438.47             19,943.85                  18,052.17
01/31/07           19,732.15             20,125.84                  18,275.45
02/28/07           19,347.35             20,028.14                  18,207.79
03/31/07           19,563.33             20,188.53                  18,410.78
04/30/07           20,429.55             20,680.42                  18,891.17
05/31/07           21,141.79             21,102.78                  19,290.37

                                   [END CHART]

         DATA FROM 5/31/97 THROUGH 5/31/07.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Strategy Fund to the following benchmarks:

         o The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

         o The Lipper Global Flexible Funds Index is an unmanaged index that tracks the total return performance of the 10 largest funds within the Lipper Global Flexible Portfolio Funds category.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                                 TOP 3 HOLDINGS*
                                IN EACH CATEGORY
                                (% of Net Assets)
--------------------------------------------------------------------------------

INTERNATIONAL STOCKS
  iShares MSCI Japan Index Fund**                                      1.8%
  Nestle S.A.                                                          0.5%
  Canon, Inc.                                                          0.4%

BONDS
  U.S. Treasury Notes, 4.63%, 2/29/2012                                1.4%
  U.S. Treasury Notes, 4.75%, 2/15/2010                                1.1%
  U.S. Treasury Notes, 4.63%, 2/15/2017                                1.0%

U.S. EQUITIES
  iShares S&P 500 Index Fund**                                         5.4%
  Exxon Mobil Corp.                                                    0.7%
  AT&T, Inc.                                                           0.6%

PRECIOUS METALS AND MINERALS SECURITIES
  Aber Diamond Corp.                                                   0.2%
  Compania de Minas Buenaventura S.A. ADR                              0.2%
  Lihir Gold Ltd.                                                      0.2%

REAL ESTATE EQUITY SECURITIES
  CB Richard Ellis Group, Inc. "A"                                     0.2%
  Host Marriott Corp.                                                  0.1%
  Keppel Corp. Ltd.                                                    0.1%
--------------------------------------------------------------------------------

 *EXCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED WITH
  CASH COLLATERAL FROM SECURITIES LOANED.

**PURSUANT TO A SECURITIES AND EXCHANGE COMMISSION (SEC) EXEMPTIVE ORDER AND A
  RELATED AGREEMENT WITH iSHARES TRUST (iSHARES), THE FUND MAY INVEST IN iSHARES IN AMOUNTS EXCEEDING LIMITS SET FORTH IN THE INVESTMENT COMPANY ACT OF 1940 THAT WOULD OTHERWISE BE APPLICABLE.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 18-68.

         FOREIGN AND PRECIOUS METALS AND MINERALS INVESTING ARE SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                                 ASSET ALLOCATION
                                      5/31/07

                          [PIE CHART OF ASSET ALLOCATION]

U.S. Equity Securities                                                    40.9%
International Equity Securities                                           27.0%
Bonds                                                                     26.6%
Precious Metals and Minerals Securities                                    2.7%
Real Estate Equity Securities                                              0.8%
Other*                                                                    15.9%

                                   [END CHART]

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
          WITH CASH COLLATERAL FROM SECURITIES LOANED.

------------------------------------------------------
                  TOP 10 INDUSTRIES**
                   (% of Net Assets)
------------------------------------------------------

Commercial Mortgage-Backed Securities            4.5%

Diversified Banks                                4.1%

Property & Casualty Insurance                    3.4%

Pharmaceuticals                                  2.9%

Electric Utilities                               2.7%

Integrated Oil & Gas                             2.7%

Regional Banks                                   2.7%

Integrated Telecommunication Services            2.1%

Gold                                             2.0%

Aerospace & Defense                              1.9%
------------------------------------------------------

         ** EXCLUDES U.S. GOVERNMENT AND EXCHANGE-TRADED FUNDS.

16

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA CORNERSTONE STRATEGY FUND

         The following federal tax information related to the Fund's fiscal year ended May 31, 2007, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2008.

         11.87% of ordinary income distributions qualify for the dividends received deductions eligible to corporations.

         For the fiscal year ended May 31, 2007, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gains rates.

         Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $129,396,000 as long-term capital gains for the fiscal year ended May 31, 2007.

         For the fiscal year ended May 31, 2007, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $16,916,000 as qualifying interest income.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
USAA CORNERSTONE STRATEGY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Cornerstone Strategy Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of May 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Cornerstone Strategy Fund at May 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
July 18, 2007

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              U.S. EQUITY SECURITIES (40.9%)

              COMMON STOCKS (34.7%)

              CONSUMER DISCRETIONARY (3.7%)
              -----------------------------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.0%)
     3,700    Phillips-Van Heusen Corp.                                                                             $      226
     5,700    True Religion Apparel, Inc.*                                                                                 107
                                                                                                                    ----------
                                                                                                                           333
                                                                                                                    ----------
              APPAREL RETAIL (0.5%)
     4,400    Abercrombie & Fitch Co. "A"                                                                                  363
     4,400    Aeropostale, Inc.*                                                                                           204
   175,250    American Eagle Outfitters, Inc.                                                                            4,732
     9,800    Casual Male Retail Group, Inc.*                                                                              115
     6,600    Charlotte Russe Holding, Inc.*                                                                               184
     5,200    Charming Shoppes, Inc.*                                                                                       65
     1,200    Children's Place Retail Stores, Inc.*                                                                         68
     6,400    Dress Barn, Inc.*                                                                                            148
     2,500    Gymboree Corp.*                                                                                              112
    45,600    Men's Wearhouse, Inc.                                                                                      2,432
     6,700    New York & Co., Inc.*                                                                                         82
    45,500    Ross Stores, Inc.                                                                                          1,494
    61,300    TJX Companies, Inc.                                                                                        1,714
                                                                                                                    ----------
                                                                                                                        11,713
                                                                                                                    ----------
              AUTO PARTS & EQUIPMENT (0.2%)
    29,000    Borg Warner, Inc.                                                                                          2,441
     5,400    Johnson Controls, Inc.                                                                                       592
    36,500    Lear Corp.*                                                                                                1,302
    27,900    TRW Automotive Holdings Corp.*                                                                             1,132
                                                                                                                    ----------
                                                                                                                         5,467
                                                                                                                    ----------
              AUTOMOTIVE RETAIL (0.0%)
     2,700    AutoZone, Inc.*                                                                                              347
                                                                                                                    ----------
              BROADCASTING & CABLE TV (0.3%)
   115,400    DIRECTV Group, Inc.*                                                                                       2,696
    63,600    EchoStar Communications Corp. "A"*                                                                         2,929
                                                                                                                    ----------
                                                                                                                         5,625
                                                                                                                    ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              COMPUTER & ELECTRONICS RETAIL (0.2%)
    64,200    Best Buy Co., Inc.                                                                                    $    3,100
    60,400    RadioShack Corp.                                                                                           2,062
                                                                                                                    ----------
                                                                                                                         5,162
                                                                                                                    ----------
              DEPARTMENT STORES (0.5%)
    25,900    Federated Department Stores, Inc.                                                                          1,034
    78,700    J.C. Penney Co., Inc.                                                                                      6,334
    41,800    Kohl's Corp.*                                                                                              3,148
                                                                                                                    ----------
                                                                                                                        10,516
                                                                                                                    ----------
              FOOTWEAR (0.2%)
     1,600    Brown Shoe Co., Inc.                                                                                          47
       700    Deckers Outdoor Corp.*                                                                                        62
     1,600    Heelys, Inc.*(a)                                                                                              53
     2,300    Iconix Brand Group, Inc.*                                                                                     51
       900    K-Swiss, Inc.                                                                                                 26
    53,700    NIKE, Inc. "B"                                                                                             3,048
     2,100    Steven Madden Ltd.                                                                                            68
                                                                                                                    ----------
                                                                                                                         3,355
                                                                                                                    ----------
              GENERAL MERCHANDISE STORES (0.3%)
    36,200    Dollar Tree Stores, Inc.*                                                                                  1,532
    94,451    Target Corp.                                                                                               5,896
                                                                                                                    ----------
                                                                                                                         7,428
                                                                                                                    ----------
              HOME FURNISHINGS (0.0%)
     7,300    Kimball International, Inc.                                                                                   99
     2,000    Tempur-Pedic International, Inc.                                                                              51
                                                                                                                    ----------
                                                                                                                           150
                                                                                                                    ----------
              HOME IMPROVEMENT RETAIL (0.2%)
    14,200    Home Depot, Inc.                                                                                             552
    58,400    Lowe's Companies, Inc.                                                                                     1,917
    44,500    Sherwin-Williams Co.                                                                                       3,010
                                                                                                                    ----------
                                                                                                                         5,479
                                                                                                                    ----------
              HOMEBUILDING (0.1%)
     1,100    Avatar Holdings, Inc.*                                                                                        91
     1,600    NVR, Inc.*                                                                                                 1,275
                                                                                                                    ----------
                                                                                                                         1,366
                                                                                                                    ----------
              HOMEFURNISHING RETAIL (0.0%)
     8,000    Select Comfort Corp.*(a)                                                                                     145
                                                                                                                    ----------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              HOTELS, RESORTS, & CRUISE LINES (0.0%)
     9,000    Wyndham Worldwide Corp.*                                                                              $      335
                                                                                                                    ----------
              HOUSEHOLD APPLIANCES (0.2%)
    21,700    Stanley Works                                                                                              1,372
    21,600    Whirlpool Corp.                                                                                            2,412
                                                                                                                    ----------
                                                                                                                         3,784
                                                                                                                    ----------
              HOUSEWARES & SPECIALTIES (0.1%)
    69,200    American Greetings Corp.                                                                                   1,814
                                                                                                                    ----------
              INTERNET RETAIL (0.1%)
    15,600    Expedia, Inc.*                                                                                               375
    65,500    Netflix, Inc.*(a)                                                                                          1,436
     7,100    NutriSystem, Inc.*                                                                                           465
                                                                                                                    ----------
                                                                                                                         2,276
                                                                                                                    ----------
              LEISURE FACILITIES (0.0%)
     4,900    Town Sports International Holdings, Inc.*                                                                     98
     1,200    Vail Resorts, Inc.*                                                                                           72
                                                                                                                    ----------
                                                                                                                           170
                                                                                                                    ----------
              LEISURE PRODUCTS (0.1%)
    64,300    Hasbro, Inc.                                                                                               2,067
     2,900    JAKKS Pacific, Inc.*                                                                                          76
     3,500    Marvel Entertainment, Inc.*                                                                                   97
    15,700    Mattel, Inc.                                                                                                 440
     1,400    Rc2 Corp.*                                                                                                    63
                                                                                                                    ----------
                                                                                                                         2,743
                                                                                                                    ----------
              MOVIES & ENTERTAINMENT (0.5%)
   135,900    News Corp. "A"                                                                                             3,002
     5,300    News Corp. "B"                                                                                               125
   150,800    Time Warner, Inc.                                                                                          3,223
   128,000    Walt Disney Co.                                                                                            4,536
                                                                                                                    ----------
                                                                                                                        10,886
                                                                                                                    ----------
              RESTAURANTS (0.1%)
    31,400    Brinker International, Inc.                                                                                1,004
    10,700    CKE Restaurants, Inc.                                                                                        233
     6,800    Denny's Corp.*                                                                                                31
     2,700    McCormick & Schmicks Restaurants, Inc.*                                                                       76

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
     4,000    McDonald's Corp.                                                                                      $      202
     2,700    Mortons Restaurant Group, Inc.*                                                                               42
     1,700    P. F. Chang's China Bistro, Inc.*                                                                             66
     2,200    RARE Hospitality International, Inc.*                                                                         64
     1,600    Ruby Tuesday, Inc.                                                                                            44
     5,600    Triarc Companies, Inc. "B"                                                                                    87
                                                                                                                    ----------
                                                                                                                         1,849
                                                                                                                    ----------
              SPECIALIZED CONSUMER SERVICES (0.0%)
       700    CPI Corp.                                                                                                     55
     1,700    Sotheby's Holdings, Inc. "A"                                                                                  81
                                                                                                                    ----------
                                                                                                                           136
                                                                                                                    ----------
              SPECIALTY STORES (0.1%)
     2,300    Build-A-Bear Workshop, Inc.*                                                                                  69
     8,500    Office Depot, Inc.*                                                                                          309
    33,300    Staples, Inc.                                                                                                835
                                                                                                                    ----------
                                                                                                                         1,213
                                                                                                                    ----------
              Total Consumer Discretionary                                                                              82,292
                                                                                                                    ----------

              CONSUMER STAPLES (2.9%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
    47,100    Corn Products International, Inc.                                                                          1,932
       900    Delta & Pine Land Co.                                                                                         38
                                                                                                                    ----------
                                                                                                                         1,970
                                                                                                                    ----------
              BREWERS (0.1%)
    26,300    Molson Coors Brewing Co. "B"                                                                               2,408
                                                                                                                    ----------
              DISTILLERS & VINTNERS (0.0%)
     2,400    MGP Ingredients, Inc.                                                                                         41
                                                                                                                    ----------

              DRUG RETAIL (0.0%)
    10,200    CVS Corp.                                                                                                    393
     3,800    Longs Drug Stores Corp.                                                                                      218
     6,700    Walgreen Co.                                                                                                 302
                                                                                                                    ----------
                                                                                                                           913
                                                                                                                    ----------
              FOOD DISTRIBUTORS (0.0%)
     2,800    Central European Distribution Corp.*                                                                          96
     1,800    Nash Finch Co.                                                                                                85
                                                                                                                    ----------
                                                                                                                           181
                                                                                                                    ----------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              FOOD RETAIL (0.7%)
   241,500    Kroger Co.                                                                                            $    7,322
   214,575    Safeway, Inc.                                                                                              7,399
     1,300    Weis Markets, Inc.                                                                                            56
     4,200    Wild Oats Markets, Inc.*                                                                                      72
                                                                                                                    ----------
                                                                                                                        14,849
                                                                                                                    ----------
              HOUSEHOLD PRODUCTS (0.3%)
     6,800    Clorox Co.                                                                                                   457
     8,500    Kimberly-Clark Corp.                                                                                         603
    91,000    Procter & Gamble Co.                                                                                       5,783
                                                                                                                    ----------
                                                                                                                         6,843
                                                                                                                    ----------
              HYPERMARKETS & SUPER CENTERS (0.5%)
   234,937    Wal-Mart Stores, Inc.                                                                                     11,183
                                                                                                                    ----------
              PACKAGED FOODS & MEAT (0.1%)
    17,900    Dean Foods Co.                                                                                               586
    12,100    General Mills, Inc.                                                                                          741
     3,300    Imperial Sugar Co.(a)                                                                                         94
     2,300    J & J Snack Foods Corp.                                                                                       91
     4,015    Kraft Foods, Inc. "A"                                                                                        136
                                                                                                                    ----------
                                                                                                                         1,648
                                                                                                                    ----------
              PERSONAL PRODUCTS (0.3%)
     5,700    Alberto-Culver Co. "B"                                                                                       142
     4,700    American Oriental Bioengineering, Inc.*                                                                       50
    91,925    Estee Lauder Companies, Inc. "A"                                                                           4,348
     1,800    Mannatech, Inc.                                                                                               25
    33,700    NBTY, Inc.*                                                                                                1,770
     2,700    USANA Health Sciences, Inc.*(a)                                                                              105
                                                                                                                    ----------
                                                                                                                         6,440
                                                                                                                    ----------
              SOFT DRINKS (0.4%)
    19,100    Coca-Cola Co.                                                                                              1,012
    75,200    Pepsi Bottling Group, Inc.                                                                                 2,631
    87,100    PepsiCo, Inc.                                                                                              5,952
                                                                                                                    ----------
                                                                                                                         9,595
                                                                                                                    ----------
              TOBACCO (0.4%)
    24,700    Altria Group, Inc.                                                                                         1,756
    63,458    Loews Corp. - Carolina Group                                                                               4,934

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                   (continued)

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MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
    14,200    Universal Corp.                                                                                       $      903
    13,600    UST, Inc.                                                                                                    726
                                                                                                                    ----------
                                                                                                                         8,319
                                                                                                                    ----------
              Total Consumer Staples                                                                                    64,390
                                                                                                                    ----------
              ENERGY (3.6%)
              -------------
              INTEGRATED OIL & GAS (1.9%)
   129,472    Chevron Corp.                                                                                             10,551
    80,299    ConocoPhillips                                                                                             6,217
   181,700    Exxon Mobil Corp.                                                                                         15,112
    77,200    Marathon Oil Corp.                                                                                         9,558
     6,800    Occidental Petroleum Corp.                                                                                   374
                                                                                                                    ----------
                                                                                                                        41,812
                                                                                                                    ----------
              OIL & GAS DRILLING (0.4%)
     4,100    Bronco Drilling Co., Inc.*                                                                                    69
    46,400    Ensco International, Inc.                                                                                  2,810
    59,700    GlobalSantaFe Corp.                                                                                        4,077
    29,900    Grey Wolf, Inc.*                                                                                             237
     4,800    Hercules Offshore, Inc.*                                                                                     168
     8,400    Pioneer Drilling Co.*                                                                                        129
    42,700    Unit Corp.*                                                                                                2,631
                                                                                                                    ----------
                                                                                                                        10,121
                                                                                                                    ----------
              OIL & GAS EQUIPMENT & SERVICES (0.5%)
     2,500    Basic Energy Services, Inc.*                                                                                  67
    63,800    Cameron International Corp.*(a)                                                                            4,523
     4,400    Complete Production Services, Inc.*                                                                          118
    68,900    Global Industries Ltd.*                                                                                    1,634
     9,700    Halliburton Co.                                                                                              349
       800    Lufkin Industries, Inc.                                                                                       51
    10,400    National-Oilwell Varco, Inc.*                                                                                982
    44,700    Tidewater, Inc.                                                                                            2,950
                                                                                                                    ----------
                                                                                                                        10,674
                                                                                                                    ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
     2,200    Apache Corp.                                                                                                 178
     1,200    ATP Oil & Gas Corp.*                                                                                          54
     1,400    Bill Barrett Corp.*                                                                                           53
     4,200    Callon Petroleum Co.*                                                                                         60
    36,900    Cimarex Energy Co.                                                                                         1,551

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MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
     7,700    Mariner Energy, Inc.*                                                                                 $      192
     4,700    Rosetta Resources, Inc.*                                                                                     115
                                                                                                                    ----------
                                                                                                                         2,203
                                                                                                                    ----------
              OIL & GAS REFINING & MARKETING (0.7%)
     7,700    Delek US Holdings, Inc.                                                                                      184
    78,600    Frontier Oil Corp.                                                                                         3,164
     5,300    Holly Corp.                                                                                                  372
    53,625    Sunoco, Inc.                                                                                               4,274
    88,700    Valero Energy Corp.                                                                                        6,619
     1,300    Western Refining, Inc.                                                                                        64
                                                                                                                    ----------
                                                                                                                        14,677
                                                                                                                    ----------
              Total Energy                                                                                              79,487
                                                                                                                    ----------
              FINANCIALS (5.2%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
    15,150    Ameriprise Financial, Inc.                                                                                   952
    11,500    Bank of New York Co., Inc.                                                                                   466
    21,600    Franklin Resources, Inc.                                                                                   2,932
     9,200    Mellon Financial Corp.                                                                                       399
    13,600    Northern Trust Corp.                                                                                         885
                                                                                                                    ----------
                                                                                                                         5,634
                                                                                                                    ----------
              CONSUMER FINANCE (0.1%)
     7,100    Advance America, Cash Advance Centers, Inc.                                                                  125
     9,800    American Express Co.                                                                                         637
     1,800    Capital One Financial Corp.                                                                                  144
     2,700    Cash America International, Inc.                                                                             112
     9,800    EZCORP, Inc. "A"*                                                                                            147
     1,600    First Cash Financial Services, Inc.*                                                                          40
    23,100    First Marblehead Corp.(a)                                                                                    861
                                                                                                                    ----------
                                                                                                                         2,066
                                                                                                                    ----------
              DIVERSIFIED BANKS (0.3%)
     6,300    U.S. Bancorp                                                                                                 218
    18,100    Wachovia Corp.                                                                                               981
   142,300    Wells Fargo & Co.                                                                                          5,135
                                                                                                                    ----------
                                                                                                                         6,334
                                                                                                                    ----------
              INSURANCE BROKERS (0.1%)
    44,500    Arthur J. Gallagher & Co.                                                                                  1,308
    40,300    Brown & Brown, Inc.                                                                                        1,050

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MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
     1,100    National Financial Partners Corp.                                                                     $       52
                                                                                                                    ----------
                                                                                                                         2,410
                                                                                                                    ----------
              INVESTMENT BANKING & BROKERAGE (1.1%)
    57,500    A.G. Edwards, Inc.                                                                                         5,069
    19,400    Charles Schwab Corp.                                                                                         436
    24,800    Goldman Sachs Group, Inc.(a)                                                                               5,724
    17,100    Lehman Brothers Holdings, Inc.                                                                             1,255
    54,700    Merrill Lynch & Co., Inc.(a)                                                                               5,072
    61,400    Morgan Stanley                                                                                             5,222
     5,100    optionsXpress Holdings, Inc.                                                                                 130
     4,300    TradeStation Group, Inc.*                                                                                     51
                                                                                                                    ----------
                                                                                                                        22,959
                                                                                                                    ----------
              LIFE & HEALTH INSURANCE (0.4%)
     2,100    Delphi Financial Group, Inc. "A"                                                                              90
    55,580    MetLife, Inc.                                                                                              3,780
     2,400    Phoenix Companies, Inc.                                                                                       38
     7,700    Principal Financial Group, Inc.                                                                              468
    41,700    Prudential Financial, Inc.                                                                                 4,254
     5,100    StanCorp Financial Group, Inc.                                                                               260
    12,200    Torchmark Corp.                                                                                              855
                                                                                                                    ----------
                                                                                                                         9,745
                                                                                                                    ----------
              MULTI-LINE INSURANCE (0.7%)
     9,400    American Financial Group, Inc.                                                                               335
    37,700    American International Group, Inc.                                                                         2,727
    14,600    Assurant, Inc.                                                                                               868
    33,100    Genworth Financial, Inc. "A"                                                                               1,195
    19,500    Hartford Financial Services Group, Inc.                                                                    2,012
    75,100    HCC Insurance Holdings, Inc.                                                                               2,472
   130,000    Loews Corp.                                                                                                6,634
                                                                                                                    ----------
                                                                                                                        16,243
                                                                                                                    ----------
              MULTI-SECTOR HOLDINGS (0.0%)
     6,000    Compass Diversified Trust                                                                                    104
                                                                                                                    ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
   140,600    Bank of America Corp.                                                                                      7,130
   158,900    Citigroup, Inc.                                                                                            8,658
   211,840    JPMorgan Chase & Co.                                                                                      10,980
                                                                                                                    ----------
                                                                                                                        26,768
                                                                                                                    ----------

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MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              PROPERTY & CASUALTY INSURANCE (0.6%)
    49,300    ACE Ltd.                                                                                              $    3,036
     6,200    Allstate Corp.                                                                                               381
     2,300    National Interstate Corp.                                                                                     56
     1,600    Philadelphia Consolidated Holding Corp.*                                                                      66
     2,400    Safety Insurance Group, Inc.                                                                                 100
   116,750    Travelers Companies, Inc.                                                                                  6,324
    78,700    W.R. Berkley Corp.                                                                                         2,592
                                                                                                                    ----------
                                                                                                                        12,555
                                                                                                                    ----------
              REGIONAL BANKS (0.1%)
     2,300    Center Financial Corp.                                                                                        39
     1,600    Hancock Holding Co.                                                                                           63
    28,600    PNC Financial Services Group, Inc.                                                                         2,111
     1,750    Preferred Bank                                                                                                67
    10,900    Synovus Financial Corp.                                                                                      360
     7,900    Wilshire Bancorp, Inc.                                                                                       101
                                                                                                                    ----------
                                                                                                                         2,741
                                                                                                                    ----------
              REINSURANCE (0.1%)
     3,900    Max Re Capital Ltd.                                                                                          111
    27,800    Reinsurance Group of America, Inc.                                                                         1,741
     3,500    Transatlantic Holdings, Inc.                                                                                 251
                                                                                                                    ----------
                                                                                                                         2,103
                                                                                                                    ----------
              SPECIALIZED FINANCE (0.1%)
     6,700    CIT Group, Inc.                                                                                              402
       800    International Securities Exchange Holdings, Inc.                                                              52
     5,300    Moody's Corp.                                                                                                369
     3,700    Portfolio Recovery Associates, Inc.                                                                          219
                                                                                                                    ----------
                                                                                                                         1,042
                                                                                                                    ----------
              THRIFTS & MORTGAGE FINANCE (0.1%)
     1,850    City Bank                                                                                                     60
     3,100    Clayton Holdings, Inc.*                                                                                       45
     2,900    Corus Bankshares, Inc.(a)                                                                                     53
    19,400    Countrywide Financial Corp.                                                                                  755
     3,200    Fannie Mae(b),(+)                                                                                            204
     7,100    Freddie Mac(b),(+)                                                                                           474
    19,800    Washington Mutual, Inc.                                                                                      866
                                                                                                                    ----------
                                                                                                                         2,457
                                                                                                                    ----------
              Total Financials                                                                                         113,161
                                                                                                                    ----------

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MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              HEALTH CARE (5.5%)
              ------------------
              BIOTECHNOLOGY (0.6%)
     5,900    Alkermes, Inc.*                                                                                       $       95
     2,300    Alnylam Pharmaceuticals, Inc.*                                                                                38
    82,000    Amgen, Inc.*                                                                                               4,619
    26,000    Biogen Idec, Inc.*                                                                                         1,358
    22,077    Celgene Corp.*                                                                                             1,352
    45,200    Cephalon, Inc.*(a)                                                                                         3,752
     6,000    Coley Pharmaceutical Group, Inc.*                                                                             50
     4,600    Cubist Pharmaceuticals, Inc.*                                                                                105
     2,900    Digene Corp.*                                                                                                129
     6,500    Enzon Pharmaceuticals, Inc.*                                                                                  55
     4,100    Genentech, Inc.*                                                                                             327
     8,600    Genzyme Corp.*                                                                                               555
     9,900    Geron Corp.*(a)                                                                                               91
     2,200    GTx, Inc.*                                                                                                    44
     3,400    Medarex, Inc.*                                                                                                54
     1,800    OSI Pharmaceuticals, Inc.*                                                                                    68
     4,800    Savient Pharmaceuticals, Inc.*                                                                                68
     4,500    Trimeris, Inc.*                                                                                               32
                                                                                                                    ----------
                                                                                                                        12,792
                                                                                                                    ----------
              HEALTH CARE DISTRIBUTORS (0.2%)
    16,800    AmerisourceBergen Corp.                                                                                      860
    54,600    McKesson Corp.                                                                                             3,447
                                                                                                                    ----------
                                                                                                                         4,307
                                                                                                                    ----------
              HEALTH CARE EQUIPMENT (0.6%)
       800    Analogic Corp.                                                                                                53
     4,300    Arthrocare Corp.*                                                                                            190
    48,400    Baxter International, Inc.                                                                                 2,751
    37,200    Becton, Dickinson & Co.                                                                                    2,836
     7,400    C.R. Bard, Inc.                                                                                              625
    13,900    Edwards Lifesciences Corp.*                                                                                  698
     2,700    Hologic, Inc.*                                                                                               146
    67,600    Kinetic Concepts, Inc.*                                                                                    3,392
     2,200    Kyphon, Inc.*                                                                                                104
     9,700    Medtronic, Inc.                                                                                              516
     5,200    Mentor Corp.                                                                                                 210
     1,700    Palomar Medical Technologies, Inc.*                                                                           66
    13,900    Stryker Corp.                                                                                                936

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MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
     2,000    SurModics, Inc.*(a)                                                                                   $       75
     1,600    Viasys Healthcare, Inc.*                                                                                      69
                                                                                                                    ----------
                                                                                                                        12,667
                                                                                                                    ----------
              HEALTH CARE FACILITIES (0.1%)
     1,900    Medcath Corp.*                                                                                                63
     1,100    National Healthcare Corp.                                                                                     58
    25,250    Universal Health Services, Inc. "B"                                                                        1,560
                                                                                                                    ----------
                                                                                                                         1,681
                                                                                                                    ----------
              HEALTH CARE SERVICES (0.1%)
     1,400    Amedisys, Inc.*                                                                                               52
     3,600    AMN Healthcare Services, Inc.*                                                                                81
     5,300    Express Scripts, Inc.*                                                                                       541
     1,900    HealthExtras, Inc.*                                                                                           58
     5,000    inVentiv Health, Inc.*                                                                                       189
     5,400    Laboratory Corp. of America Holdings*                                                                        425
     1,100    Landauer, Inc.                                                                                                55
     1,600    LHC Group, Inc.*                                                                                              47
     2,100    Medco Health Solutions, Inc.*                                                                                163
                                                                                                                    ----------
                                                                                                                         1,611
                                                                                                                    ----------
              HEALTH CARE SUPPLIES (0.0%)
     2,200    Align Technology, Inc.*                                                                                       50
     1,500    Haemonetics Corp.*                                                                                            75
     6,600    Immucor Corp.*                                                                                               208
     5,400    LifeCell Corp.*                                                                                              152
     2,000    West Pharmaceutical Services, Inc.                                                                           102
                                                                                                                    ----------
                                                                                                                           587
                                                                                                                    ----------
              HEALTH CARE TECHNOLOGY (0.1%)
     4,400    Allscripts Healthcare Solutions, Inc.*                                                                       108
     3,300    Eclipsys Corp.*                                                                                               67
    41,000    IMS Health, Inc.                                                                                           1,341
     2,300    Omnicell, Inc.*                                                                                               52
     6,600    Phase Forward, Inc.*                                                                                         108
     1,800    Vital Images, Inc.*                                                                                           50
                                                                                                                    ----------
                                                                                                                         1,726
                                                                                                                    ----------
              LIFE SCIENCES TOOLS & SERVICES (0.2%)
     1,500    Affymetrix, Inc.*                                                                                             39
    31,000    Charles River Laboratories International, Inc.*                                                            1,648
     8,300    eResearch Technology, Inc.*                                                                                   74

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
    12,800    Invitrogen Corp.*                                                                                     $      927
     1,700    Kendle International, Inc.*                                                                                   59
     3,500    Parexel International Corp.*                                                                                 141
     3,200    Ventana Medical Systems, Inc.*                                                                               165
    13,300    Waters Corp.*                                                                                                802
                                                                                                                    ----------
                                                                                                                         3,855
                                                                                                                    ----------
              MANAGED HEALTH CARE (1.8%)
   205,585    Aetna, Inc.                                                                                               10,882
     5,700    AMERIGROUP Corp.*                                                                                            145
     3,800    Centene Corp.*                                                                                                87
    27,500    Coventry Health Care, Inc.*                                                                                1,641
    31,220    Health Net, Inc.*                                                                                          1,782
     6,200    Healthspring, Inc.*                                                                                          151
    91,950    Humana, Inc.*                                                                                              5,706
     5,700    Molina Healthcare, Inc.*                                                                                     182
   196,025    UnitedHealth Group, Inc.                                                                                  10,736
    30,800    WellCare Health Plans, Inc.*                                                                               2,835
    84,000    WellPoint, Inc.*                                                                                           6,839
                                                                                                                    ----------
                                                                                                                        40,986
                                                                                                                    ----------
              PHARMACEUTICALS (1.8%)
    11,800    Abbott Laboratories                                                                                          665
     1,100    Adams Respiratory Therapeutics, Inc.*                                                                         50
    24,700    Bristol-Myers Squibb Co.                                                                                     749
    14,100    Endo Pharmaceuticals Holdings, Inc.*                                                                         498
    53,500    Forest Laboratories, Inc.*                                                                                 2,713
   150,800    Johnson & Johnson                                                                                          9,541
     2,800    K-V Pharmaceutical Co. "A"*                                                                                   76
   204,600    King Pharmaceuticals, Inc.*                                                                                4,346
    10,200    Medicines Co.*                                                                                               199
     2,400    Medicis Pharmaceutical Corp. "A"                                                                              79
    85,600    Merck & Co., Inc.                                                                                          4,490
     3,500    MGI Pharma, Inc.*                                                                                             75
   175,400    Mylan Laboratories, Inc.(a)                                                                                3,468
     5,700    Noven Pharmaceuticals, Inc.*                                                                                 134
   283,100    Pfizer, Inc.                                                                                               7,782
     6,100    Salix Pharmaceuticals Ltd.*                                                                                   81
   127,600    Schering-Plough Corp.                                                                                      4,178
     8,500    Sciele Pharma, Inc.*                                                                                         210
     3,500    Valeant Pharmaceuticals International                                                                         55
    11,800    Viropharma, Inc.*                                                                                            171

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MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
    13,400    Watson Pharmaceuticals, Inc.*                                                                         $      413
     5,500    Wyeth                                                                                                        318
                                                                                                                    ----------
                                                                                                                        40,291
                                                                                                                    ----------
              Total Health Care                                                                                        120,503
                                                                                                                    ----------
              INDUSTRIALS (4.6%)
              ------------------
              AEROSPACE & DEFENSE (1.8%)
   109,950    Boeing Co.                                                                                                11,060
     3,500    Ceradyne, Inc.*                                                                                              236
    63,700    Honeywell International, Inc.                                                                              3,689
    29,600    L-3 Communications Holdings, Inc.                                                                          2,820
    70,600    Lockheed Martin Corp.                                                                                      6,926
    78,100    Northrop Grumman Corp.                                                                                     5,905
   129,440    Raytheon Co.                                                                                               7,197
     5,900    Rockwell Collins, Inc.                                                                                       417
     2,000    United Industrial Corp.                                                                                      120
     7,800    United Technologies Corp.                                                                                    550
                                                                                                                    ----------
                                                                                                                        38,920
                                                                                                                    ----------
              AIR FREIGHT & LOGISTICS (0.2%)
     8,000    ABX Air, Inc.*                                                                                                51
    27,500    FedEx Corp.                                                                                                3,069
     3,700    United Parcel Service, Inc. "B"                                                                              266
                                                                                                                    ----------
                                                                                                                         3,386
                                                                                                                    ----------
              AIRLINES (0.1%)
    20,600    Alaska Air Group, Inc.*                                                                                      601
    14,200    AMR Corp.*                                                                                                   403
    42,100    Continental Airlines, Inc.*                                                                                1,691
    21,700    ExpressJet Holdings, Inc.*                                                                                   134
     5,600    SkyWest, Inc.                                                                                                154
                                                                                                                    ----------
                                                                                                                         2,983
                                                                                                                    ----------
              BUILDING PRODUCTS (0.0%)
     3,700    Insteel Industries, Inc.                                                                                      68
     4,000    PW Eagle, Inc.                                                                                               128
                                                                                                                    ----------
                                                                                                                           196
                                                                                                                    ----------
              COMMERCIAL PRINTING (0.0%)
     2,100    Consolidated Graphics, Inc.*                                                                                 153
                                                                                                                    ----------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              CONSTRUCTION & ENGINEERING (0.1%)
    27,440    Foster Wheeler Ltd.*                                                                                  $    2,841
     1,900    Integrated Electrical Services, Inc.*                                                                         50
                                                                                                                    ----------
                                                                                                                         2,891
                                                                                                                    ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
     2,500    Accuride Corp.*                                                                                               39
     1,800    Astec Industries, Inc.*                                                                                       78
    49,300    Caterpillar, Inc.                                                                                          3,874
    28,900    Cummins, Inc.                                                                                              2,723
     2,200    FreightCar America, Inc.                                                                                     109
    20,400    Manitowoc Co., Inc.                                                                                        1,546
    39,800    Terex Corp.*                                                                                               3,374
     4,100    Westinghouse Air Brake Technologies Corp.                                                                    160
                                                                                                                    ----------
                                                                                                                        11,903
                                                                                                                    ----------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.1%)
     2,100    AMREP Corp.(a)                                                                                               122
    38,600    Avis Budget Group, Inc.*                                                                                   1,168
     2,400    Navigant Consulting, Inc.*                                                                                    50
                                                                                                                    ----------
                                                                                                                         1,340
                                                                                                                    ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
     1,900    Acuity Brands, Inc.                                                                                          115
     1,300    General Cable Corp.*                                                                                          89
     1,800    Genlyte Group, Inc.*                                                                                         157
     7,500    GrafTech International Ltd.*                                                                                 116
     4,200    Lamson & Sessions Co.*                                                                                       117
     1,400    Regal-Beloit Corp.                                                                                            68
                                                                                                                    ----------
                                                                                                                           662
                                                                                                                    ----------
              HUMAN RESOURCES & EMPLOYMENT SERVICES (0.1%)
     2,400    Administaff, Inc.                                                                                             88
     2,300    Heidrick & Struggles International, Inc.*                                                                    112
     4,500    Hudson Highland Group, Inc.*                                                                                  97
     6,600    Kelly Services, Inc.                                                                                         190
     3,100    Kforce, Inc.*                                                                                                 50
     6,200    Korn/Ferry International*                                                                                    161
     8,100    Labor Ready, Inc.*                                                                                           194
    13,800    Manpower, Inc.                                                                                             1,270
     6,900    Spherion Corp.*                                                                                               68
     1,300    Watson Wyatt Worldwide, Inc.                                                                                  67
                                                                                                                    ----------
                                                                                                                         2,297
                                                                                                                    ----------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              INDUSTRIAL CONGLOMERATES (0.5%)
     6,500    3M Co.                                                                                                $      572
   266,000    General Electric Co.                                                                                       9,996
    13,700    Tyco International Ltd.                                                                                      457
                                                                                                                    ----------
                                                                                                                        11,025
                                                                                                                    ----------
              INDUSTRIAL MACHINERY (0.4%)
     4,100    Danaher Corp.                                                                                                301
    50,400    Dover Corp.                                                                                                2,523
     8,300    Eaton Corp.                                                                                                  778
     2,000    EnPro Industries, Inc.*                                                                                       83
    43,000    Gardner Denver, Inc.*                                                                                      1,771
       700    Kaydon Corp.                                                                                                  34
     5,400    Lincoln Electric Holdings, Inc.                                                                              380
    33,300    Parker-Hannifin Corp.                                                                                      3,375
                                                                                                                    ----------
                                                                                                                         9,245
                                                                                                                    ----------
              MARINE (0.1%)
     6,100    American Commercial Lines, Inc.*                                                                             193
   180,000    Kawasaki Kisen Kaish Ltd.                                                                                  2,182
                                                                                                                    ----------
                                                                                                                         2,375
                                                                                                                    ----------
              OFFICE SERVICES & SUPPLIES (0.1%)
     4,400    Avery Dennison Corp.                                                                                         287
     1,300    Herman Miller, Inc.                                                                                           47
     5,700    ICT Group, Inc.*                                                                                             108
     2,000    Knoll, Inc.                                                                                                   48
   125,900    Steelcase, Inc.                                                                                            2,445
                                                                                                                    ----------
                                                                                                                         2,935
                                                                                                                    ----------
              RAILROADS (0.4%)
    69,960    CSX Corp.                                                                                                  3,179
     5,800    Norfolk Southern Corp.                                                                                       336
    33,100    Union Pacific Corp.                                                                                        3,994
                                                                                                                    ----------
                                                                                                                         7,509
                                                                                                                    ----------
              TRADING COMPANIES & DISTRIBUTORS (0.0%)
     3,000    Applied Industrial Technologies, Inc.                                                                         88
                                                                                                                    ----------
              TRUCKING (0.1%)
     4,000    Celadon Group, Inc.*                                                                                          66
     1,500    Old Dominion Freight Line, Inc.*                                                                              47

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MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
    30,900    Ryder System, Inc.                                                                                    $    1,666
    18,800    YRC Worldwide, Inc.*                                                                                         756
                                                                                                                    ----------
                                                                                                                         2,535
                                                                                                                    ----------
              Total Industrials                                                                                        100,443
                                                                                                                    ----------
              INFORMATION TECHNOLOGY (6.1%)
              -----------------------------
              APPLICATION SOFTWARE (0.2%)
     1,900    Ansoft Corp.*                                                                                                 61
     8,400    FactSet Research Systems, Inc.                                                                               536
     2,300    Henry Jack & Associates, Inc.                                                                                 61
     9,600    Intuit, Inc.*                                                                                                293
     3,700    Opnet Technologies, Inc.*                                                                                     42
     4,200    Quest Software, Inc.*                                                                                         72
     7,900    Sonic Solutions, Inc.*                                                                                       102
     2,400    SPSS, Inc.*                                                                                                  106
    92,100    Synopsys, Inc.*                                                                                            2,442
                                                                                                                    ----------
                                                                                                                         3,715
                                                                                                                    ----------
              COMMUNICATIONS EQUIPMENT (0.6%)
     8,800    Arris Group, Inc.*                                                                                           145
     3,400    C-COR, Inc.*                                                                                                  50
   264,800    Cisco Systems, Inc.*                                                                                       7,128
     1,400    Commscope, Inc.*                                                                                              77
     2,000    Comtech Telecommunications Corp.*                                                                             90
    12,600    Corning, Inc.*                                                                                               315
     5,700    Emulex Corp.*                                                                                                126
    82,850    Harris Corp.                                                                                               4,136
     3,400    Inter-Tel, Inc.                                                                                               89
     6,800    Interdigital Communications Corp.*                                                                           221
     4,100    Polycom, Inc.*                                                                                               130
    14,000    QUALCOMM, Inc.                                                                                               601
     3,300    Radyne Corp.*                                                                                                 31
    17,100    UTStarcom, Inc.*                                                                                             123
                                                                                                                    ----------
                                                                                                                        13,262
                                                                                                                    ----------
              COMPUTER HARDWARE (1.4%)
    21,900    Apple, Inc.*                                                                                               2,662
    51,700    Dell, Inc.*                                                                                                1,389
   291,400    Hewlett-Packard Co.                                                                                       13,320
   105,500    International Business Machines Corp.                                                                     11,246
     2,000    Palm, Inc.*                                                                                                   33

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MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
   610,700    Sun Microsystems, Inc.*                                                                               $    3,115
                                                                                                                    ----------
                                                                                                                        31,765
                                                                                                                    ----------
              COMPUTER STORAGE & PERIPHERALS (0.3%)
    22,300    Brocade Communications Systems, Inc.*                                                                        205
     6,700    Komag, Inc.*                                                                                                 162
     5,300    Novatel Wireless, Inc.*                                                                                      123
   293,300    Western Digital Corp.*                                                                                     5,517
                                                                                                                    ----------
                                                                                                                         6,007
                                                                                                                    ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
    32,100    Computer Sciences Corp.*                                                                                   1,778
     2,000    CSG Systems International, Inc.*                                                                              56
   316,650    Electronic Data Systems Corp.                                                                              9,123
     2,900    Euronet Worldwide, Inc.*                                                                                      78
    41,400    Fiserv, Inc.*                                                                                              2,453
    37,300    Hewitt Associates, Inc.*                                                                                   1,120
    12,800    Total System Services, Inc.                                                                                  425
    16,900    Western Union Co.                                                                                            379
                                                                                                                    ----------
                                                                                                                        15,412
                                                                                                                    ----------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.2%)
     5,800    Coherent, Inc.*                                                                                              180
     1,100    Littelfuse, Inc.*                                                                                             44
     5,200    LoJack Corp.*                                                                                                114
       800    Rofin-Sinar Technologies, Inc.*                                                                               54
    42,000    Tektronix, Inc.                                                                                            1,271
   197,500    Vishay Intertechnology, Inc.*                                                                              3,520
                                                                                                                    ----------
                                                                                                                         5,183
                                                                                                                    ----------
              ELECTRONIC MANUFACTURING SERVICES (0.2%)
     2,400    CTS Corp.                                                                                                     29
    47,000    Jabil Circuit, Inc.                                                                                        1,081
     4,700    Methode Electronics, Inc.                                                                                     71
     1,800    Park Electrochemical Corp.                                                                                    50
     1,700    Plexus Corp.*                                                                                                 37
   572,600    Solectron Corp.*                                                                                           1,947
     4,600    TTM Technologies, Inc.*                                                                                       51
                                                                                                                    ----------
                                                                                                                         3,266
                                                                                                                    ----------
              INTERNET SOFTWARE & SERVICES (0.2%)
     4,400    Aquantive, Inc.*                                                                                             281
     3,000    Digital River, Inc.*                                                                                         154

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MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
    15,300    Earthlink, Inc.*                                                                                      $      127
    37,200    eBay, Inc.*                                                                                                1,211
     5,800    Google, Inc. "A"*                                                                                          2,887
     3,100    Infospace, Inc.                                                                                               76
     4,000    J2 Global Communications, Inc.*                                                                              133
     3,300    Loopnet, Inc.*                                                                                                68
    14,400    RealNetworks, Inc.*                                                                                          122
     1,300    Savvis, Inc.*                                                                                                 65
     4,000    TheStreet.com, Inc.                                                                                           47
     3,300    United Online, Inc.                                                                                           56
     2,700    Vignette Corp.*                                                                                               50
     2,000    Websense, Inc.*                                                                                               45
                                                                                                                    ----------
                                                                                                                         5,322
                                                                                                                    ----------
              IT CONSULTING & OTHER SERVICES (0.1%)
    59,500    Accenture Ltd. "A"                                                                                         2,436
       800    CACI International, Inc.*                                                                                     41
     6,100    CIBER, Inc.*                                                                                                  54
     3,400    Integral Systems, Inc.                                                                                        87
     1,900    ManTech International Corp. "A"*                                                                              61
     4,800    MPS Group, Inc.*                                                                                              66
                                                                                                                    ----------
                                                                                                                         2,745
                                                                                                                    ----------
              OFFICE ELECTRONICS (0.3%)
   310,600    Xerox Corp.*                                                                                               5,861
                                                                                                                    ----------
              SEMICONDUCTOR EQUIPMENT (0.5%)
     4,300    Advanced Energy Industries, Inc.*                                                                            106
     7,600    Amkor Technology, Inc.*                                                                                      108
   163,600    Applied Materials, Inc.                                                                                    3,125
     4,600    Cymer, Inc.*                                                                                                 185
    11,100    Eagle Test Systems, Inc.*                                                                                    175
     1,800    FormFactor, Inc.*                                                                                             72
     7,900    Intevac, Inc.*                                                                                               152
    24,400    LAM Research Corp.*                                                                                        1,309
    29,800    LTX Corp.*                                                                                                   174
     5,000    Mattson Technology, Inc.*                                                                                     49
     5,800    MEMC Electronic Materials, Inc.*                                                                             353
     2,000    MKS Instruments, Inc.*                                                                                        54
    72,800    Novellus Systems, Inc.*                                                                                    2,234
     8,600    Photronics, Inc.*                                                                                            126
   117,200    Teradyne, Inc.*                                                                                            1,995

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MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
     1,800    Tessera Technologies, Inc.*                                                                           $       82
     3,000    Varian Semiconductor Equipment Associates, Inc.*                                                             126
                                                                                                                    ----------
                                                                                                                        10,425
                                                                                                                    ----------
              SEMICONDUCTORS (0.5%)
     3,500    Exar Corp.*                                                                                                   48
   300,900    Intel Corp.                                                                                                6,671
    17,500    ON Semiconductor Corp.*                                                                                      188
    18,100    RF Micro Devices, Inc.*                                                                                      118
     9,200    Silicon Image, Inc.*                                                                                          77
   102,400    Texas Instruments, Inc.                                                                                    3,621
     7,100    Zoran Corp.*                                                                                                 143
                                                                                                                    ----------
                                                                                                                        10,866
                                                                                                                    ----------
              SYSTEMS SOFTWARE (0.8%)
   161,841    BMC Software, Inc.*                                                                                        5,363
   359,200    Microsoft Corp.                                                                                           11,017
       700    MicroStrategy, Inc.*                                                                                          73
    63,200    Oracle Corp.*                                                                                              1,225
     4,800    Sybase, Inc.*                                                                                                115
     5,400    Wind River Systems, Inc.*                                                                                     57
                                                                                                                    ----------
                                                                                                                        17,850
                                                                                                                    ----------
              TECHNOLOGY DISTRIBUTORS (0.1%)
    49,750    Avnet, Inc.*                                                                                               2,131
                                                                                                                    ----------
              Total Information Technology                                                                             133,810
                                                                                                                    ----------
              MATERIALS (1.0%)
              ----------------
              COMMODITY CHEMICALS (0.0%)
     4,200    Pioneer Companies, Inc.*                                                                                     145
                                                                                                                    ----------
              CONSTRUCTION MATERIALS (0.0%)
     2,600    Headwaters, Inc.*                                                                                             51
                                                                                                                    ----------
              DIVERSIFIED CHEMICALS (0.2%)
    21,600    Ashland, Inc.                                                                                              1,303
    44,900    Dow Chemical Co.                                                                                           2,037
     9,800    PPG Industries, Inc.                                                                                         747
                                                                                                                    ----------
                                                                                                                         4,087
                                                                                                                    ----------

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MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              DIVERSIFIED METALS & MINING (0.2%)
    68,817    Freeport-McMoRan Copper & Gold, Inc. "B"                                                              $    5,416
                                                                                                                    ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
    34,500    Agrium, Inc.                                                                                               1,331
     2,200    CF Industries Holdings, Inc.                                                                                  98
                                                                                                                    ----------
                                                                                                                         1,429
                                                                                                                    ----------
              PAPER PRODUCTS (0.0%)
    19,100    International Paper Co.                                                                                      748
                                                                                                                    ----------
              SPECIALTY CHEMICALS (0.2%)
    12,700    Albemarle Corp.                                                                                              516
     2,300    Lubrizol Corp.                                                                                               151
     2,100    Metabolix, Inc.*                                                                                              48
    73,200    Nalco Holding Co.                                                                                          1,935
    19,900    Rohm & Haas Co.                                                                                            1,055
     2,700    W.R. Grace & Co.*                                                                                             73
                                                                                                                    ----------
                                                                                                                         3,778
                                                                                                                    ----------
              STEEL (0.3%)
     5,000    AK Steel Holding Corp.*                                                                                      174
    31,300    Carpenter Technology Corp.                                                                                 4,150
     1,000    Chaparral Steel Co.                                                                                           73
     2,800    Cleveland-Cliffs, Inc.                                                                                       247
    51,900    Commercial Metals Co.                                                                                      1,824
     8,600    Nucor Corp.                                                                                                  581
     4,300    Quanex Corp.                                                                                                 206
     1,300    United States Steel Corp.                                                                                    147
                                                                                                                    ----------
                                                                                                                         7,402
                                                                                                                    ----------
              Total Materials                                                                                           23,056
                                                                                                                    ----------
              TELECOMMUNICATION SERVICES (1.2%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.1%)
   326,017    AT&T, Inc.                                                                                                13,477
    17,400    CenturyTel, Inc.                                                                                             860
     4,200    CT Communications, Inc.                                                                                      132
     3,500    NTELOS Holdings Corp.*                                                                                        88
   351,600    Qwest Communications International, Inc.*                                                                  3,618
   136,800    Verizon Communications, Inc.                                                                               5,955
                                                                                                                    ----------
                                                                                                                        24,130
                                                                                                                    ----------

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USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
     6,500    Sprint Nextel Corp.                                                                                   $      148
     5,200    Syniverse Holdings, Inc.*                                                                                     67
     5,100    Telephone & Data Systems, Inc.                                                                               316
     8,400    United States Cellular Corp.*                                                                                667
                                                                                                                    ----------
                                                                                                                         1,198
                                                                                                                    ----------
              Total Telecommunication Services                                                                          25,328
                                                                                                                    ----------

              UTILITIES (0.9%)
              ----------------
              ELECTRIC UTILITIES (0.3%)
    28,900    Edison International                                                                                       1,684
    15,600    Entergy Corp.                                                                                              1,761
    56,100    FirstEnergy Corp.                                                                                          3,884
    15,200    Pepco Holdings, Inc.                                                                                         454
                                                                                                                    ----------
                                                                                                                         7,783
                                                                                                                    ----------
              GAS UTILITIES (0.1%)
    30,900    Energen Corp.                                                                                              1,820
     6,700    UGI Corp.                                                                                                    193
                                                                                                                    ----------
                                                                                                                         2,013
                                                                                                                    ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
    14,700    AES Corp.*                                                                                                   349
    34,900    Constellation Energy Group, Inc.                                                                           3,203
                                                                                                                    ----------
                                                                                                                         3,552
                                                                                                                    ----------
              MULTI-UTILITIES (0.3%)
    40,200    Alliant Energy Corp.                                                                                       1,737
     5,600    Ameren Corp.                                                                                                 297
    73,440    CMS Energy Corp.                                                                                           1,340
    24,200    OGE Energy Corp.                                                                                             893
    28,600    PG&E Corp.                                                                                                 1,409
     5,100    Public Service Enterprise Group, Inc.                                                                        454
                                                                                                                    ----------
                                                                                                                         6,130
                                                                                                                    ----------
              Total Utilities                                                                                           19,478
                                                                                                                    ----------
              Total Common Stocks (cost: $661,139)                                                                     761,948
                                                                                                                    ----------

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MAY 31, 2007

 PRINCIPAL
    AMOUNT                                                                                                              MARKET
   $(000)/                                                                                                               VALUE
    SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              PREFERRED SECURITIES (0.7%)

              CONSUMER STAPLES (0.2%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.2%)
    35,000    Dairy Farmers of America, Inc., 7.875%, cumulative
                redeemable, perpetual(c)                                                                            $    3,559
                                                                                                                    ----------
              FINANCIALS (0.5%)
              -----------------
              LIFE & HEALTH INSURANCE (0.1%)
    80,000    Delphi Financial Group, Inc., Junior Subordinated Notes, 7.376%*                                           1,983
                                                                                                                    ----------
              PROPERTY & CASUALTY INSURANCE (0.1%)
    $2,000    White Mountains Re Group, Junior Subordinated Notes, 7.51%,
                perpetual(c),(d),(e)                                                                                     1,971
                                                                                                                    ----------
              REINSURANCE (0.1%)
    $3,000    Swiss Re Capital I L.P., 6.85%, perpetual(c),(e)                                                           3,082
                                                                                                                    ----------
              THRIFTS & MORTGAGE FINANCE (0.2%)
    54,876    Countrywide Capital V, 7.00%, cumulative redeemable                                                        1,365
    90,000    IndyMac Bank, F.S.B., 8.50%*(c)                                                                            2,292
    12,000    Washington Mutual Capital Trust, 5.38%, cumulative, perpetual                                                664
                                                                                                                    ----------
                                                                                                                         4,321
                                                                                                                    ----------
              Total Financials                                                                                          11,357
                                                                                                                    ----------
              Total Preferred Securities (cost: $14,852)                                                                14,916
                                                                                                                    ----------
              EXCHANGE-TRADED FUNDS (5.5%)
    41,300    iShares Russell 1000 Index Fund                                                                            3,453
   768,018    iShares S&P 500 Index Fund(a)                                                                            117,929
                                                                                                                    ----------
              Total Exchange-Traded Funds (cost: $101,980)                                                             121,382
                                                                                                                    ----------
              Total U.S. Equity Securities (cost: $777,971)                                                            898,246
                                                                                                                    ----------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              INTERNATIONAL EQUITY SECURITIES (27.0%)

              COMMON STOCKS (24.6%)

              CONSUMER DISCRETIONARY (2.8%)
              -----------------------------
              ADVERTISING (0.2%)
   232,689    WPP Group plc                                                                                         $    3,442
                                                                                                                    ----------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
    43,166    LVMH Moet Hennessy Louis Vuitton S.A.                                                                      5,095
                                                                                                                    ----------
              APPAREL RETAIL (0.2%)
    98,446    Next plc                                                                                                   4,306
                                                                                                                    ----------
              AUTO PARTS & EQUIPMENT (0.3%)
    63,100    Aisin Seiki Co. Ltd.                                                                                       2,131
    20,400    Autoliv, Inc.                                                                                              1,218
    11,097    Continental AG                                                                                             1,569
    32,300    Valeo S.A.(a)                                                                                              1,840
                                                                                                                    ----------
                                                                                                                         6,758
                                                                                                                    ----------
              AUTOMOBILE MANUFACTURERS (0.5%)
    28,297    Bayerische Motoren Werke AG(a)                                                                             1,895
    18,350    DaimlerChrysler AG                                                                                         1,683
    38,600    Peugeot S.A. ADR(a)                                                                                        3,058
    61,800    Toyota Motor Corp.                                                                                         3,707
                                                                                                                    ----------
                                                                                                                        10,343
                                                                                                                    ----------
              BROADCASTING & CABLE TV (0.2%)
    70,400    Shaw Communications, Inc.                                                                                  2,938
    31,241    Societe Television Francaise 1                                                                             1,112
                                                                                                                    ----------
                                                                                                                         4,050
                                                                                                                    ----------
              CASINOS & GAMING (0.2%)
   259,027    Ladbrokes plc                                                                                              2,082
   263,863    William Hill plc                                                                                           3,302
                                                                                                                    ----------
                                                                                                                         5,384
                                                                                                                    ----------
              CONSUMER ELECTRONICS (0.1%)
    95,600    Yamaha Corp.                                                                                               2,019
                                                                                                                    ----------
              DEPARTMENT STORES (0.1%)
   365,300    Home Retail Group                                                                                          3,412
                                                                                                                    ----------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              HOMEBUILDING (0.2%)
    42,400    Barratt Developments plc                                                                              $      916
    34,100    Bovis Homes Group plc                                                                                        715
   367,000    Corporacion GEO, S.A. de C.V.*                                                                             2,083
   150,000    Sekisui Chemical Co. Ltd.                                                                                  1,124
                                                                                                                    ----------
                                                                                                                         4,838
                                                                                                                    ----------
              HOUSEHOLD APPLIANCES (0.2%)
   189,900    Electrolux AB, Series B                                                                                    4,775
                                                                                                                    ----------
              LEISURE PRODUCTS (0.1%)
     3,700    Nintendo Co. Ltd.                                                                                          1,294
                                                                                                                    ----------

              MOVIES & ENTERTAINMENT (0.1%)
    13,600    CTC Media, Inc.*                                                                                             348
    29,058    Vivendi S.A.(a)                                                                                            1,266
                                                                                                                    ----------
                                                                                                                         1,614
                                                                                                                    ----------
              PHOTOGRAPHIC PRODUCTS (0.1%)
   119,500    Konica Minolta Holdings, Inc.                                                                              1,625
                                                                                                                    ----------

              TIRES & RUBBER (0.1%)
    61,700    Bridgestone Corp.                                                                                          1,207
                                                                                                                    ----------
              Total Consumer Discretionary                                                                              60,162
                                                                                                                    ----------

              CONSUMER STAPLES (2.2%)
              -----------------------
              BREWERS (0.0%)
     5,700    Heineken N.V.                                                                                                332
                                                                                                                    ----------
              DISTILLERS & VINTNERS (0.3%)
   166,580    Diageo plc                                                                                                 3,552
    15,683    Pernod Ricard S.A.                                                                                         3,446
                                                                                                                    ----------
                                                                                                                         6,998
                                                                                                                    ----------
              FOOD RETAIL (0.2%)
    75,600    Metro, Inc.                                                                                                2,664
   192,589    Tesco plc                                                                                                  1,750
                                                                                                                    ----------
                                                                                                                         4,414
                                                                                                                    ----------
              HOUSEHOLD PRODUCTS (0.2%)
    92,605    Reckitt Benckiser plc                                                                                      5,035
                                                                                                                    ----------

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MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              PACKAGED FOODS & MEAT (0.7%)
 2,577,000    Goodman Fielder Ltd.                                                                                  $    5,441
    26,934    Nestle S.A.                                                                                               10,490
                                                                                                                    ----------
                                                                                                                        15,931
                                                                                                                    ----------
              PERSONAL PRODUCTS (0.3%)
   182,000    Kao Corp.                                                                                                  5,040
    12,835    L'Oreal S.A.                                                                                               1,525
                                                                                                                    ----------
                                                                                                                         6,565
                                                                                                                    ----------
              SOFT DRINKS (0.2%)
   441,550    Coca-Cola Amatil Ltd.                                                                                      3,455
                                                                                                                    ----------
              TOBACCO (0.3%)
   146,400    Imperial Tobacco Group plc                                                                                 6,331
                                                                                                                    ----------
              Total Consumer Staples                                                                                    49,061
                                                                                                                    ----------
              ENERGY (1.8%)
              -------------
              INTEGRATED OIL & GAS (0.4%)
    59,400    OAO Gazprom ADR                                                                                            2,168
    77,774    Royal Dutch Shell plc "A"                                                                                  2,898
    59,709    Total S.A.(a)                                                                                              4,499
                                                                                                                    ----------
                                                                                                                         9,565
                                                                                                                    ----------
              OIL & GAS DRILLING (0.3%)
   172,300    Saipem S.p.A.(a)                                                                                           5,386
                                                                                                                    ----------
              OIL & GAS EQUIPMENT & SERVICES (0.5%)
    93,800    Aker Kvaerner ASA                                                                                          2,302
    48,100    Fugro N.V.                                                                                                 2,819
    96,550    Petroleum Geo-Services ASA*                                                                                2,425
    19,400    TGS-NOPEC Geophysical Co.*                                                                                   410
    93,400    Worley Parsons Ltd.                                                                                        2,303
                                                                                                                    ----------
                                                                                                                        10,259
                                                                                                                    ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    86,906    BG Group plc                                                                                               1,328
   128,200    Nexen, Inc.                                                                                                3,838
    31,900    NovaTek OAO                                                                                                1,528
                                                                                                                    ----------
                                                                                                                         6,694
                                                                                                                    ----------

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                   (continued)

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MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              OIL & GAS REFINING & MARKETING (0.3%)
    75,350    Caltex Australia                                                                                      $    1,598
   525,500    Nippon Mining Holdings, Inc.                                                                               4,620
                                                                                                                    ----------
                                                                                                                         6,218
                                                                                                                    ----------
              Total Energy                                                                                              38,122
                                                                                                                    ----------
              FINANCIALS (6.4%)
              -----------------
              CONSUMER FINANCE (0.1%)
    62,300    Aeon Credit Service Co. Ltd.                                                                               1,121
                                                                                                                    ----------

              DIVERSIFIED BANKS (2.5%)
    68,441    Banco Bilbao Vizcaya Argentaria S.A.                                                                       1,730
   182,390    Bangkok Bank Public Co. Ltd.(d)                                                                              605
    58,900    Canadian Imperial Bank of Commerce(a)                                                                      5,654
   124,500    Dexia(a)                                                                                                   3,999
   849,431    FirstRand Ltd.                                                                                             2,731
   480,000    Grupo Financiero Banorte S.A.                                                                              2,244
   240,500    HBOS plc                                                                                                   5,176
    17,000    Hokuhoku Financial Group, Inc.                                                                                58
   114,461    HSBC Holdings plc                                                                                          2,117
    33,075    Julius Baer Holding Ltd. "B"                                                                               2,517
    24,500    Jyske Bank A/S*                                                                                            1,877
     6,813    Komercni Banka A.S.                                                                                        1,256
    56,660    Kookmin Bank                                                                                               5,136
 1,291,500    PT Bank Central Asia Tbk                                                                                     768
   440,250    Royal Bank of Scotland Group plc                                                                           5,470
    41,000    Shinsei Bank Ltd.                                                                                            180
    88,100    State Bank of India Ltd. GDR                                                                               7,286
   142,300    Svenska Handelsbanken AB "A"                                                                               4,195
    69,700    Westpac Banking Corp.                                                                                      1,504
                                                                                                                    ----------
                                                                                                                        54,503
                                                                                                                    ----------
              DIVERSIFIED CAPITAL MARKETS (0.2%)
   78,942     UBS AG                                                                                                     5,150
                                                                                                                    ----------
              INVESTMENT BANKING & BROKERAGE (0.1%)
  140,000     Nomura Holdings, Inc.                                                                                      2,865
                                                                                                                    ----------

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MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              LIFE & HEALTH INSURANCE (0.6%)
   721,850    AMP Ltd.(a)                                                                                           $    6,043
   136,000    Sun Life Financial, Inc.(a)                                                                                6,422
                                                                                                                    ----------
                                                                                                                        12,465
                                                                                                                    ----------
              MULTI-LINE INSURANCE (0.3%)
    20,753    Assicurazioni Generali S.p.A.(a)                                                                             865
    87,212    AXA S.A.(a)                                                                                                3,813
    17,200    Baloise Holdings AG                                                                                        1,796
                                                                                                                    ----------
                                                                                                                         6,474
                                                                                                                    ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
    51,700    Intermediate Capital Group plc                                                                             1,937
   148,500    Investec plc                                                                                               2,033
    10,830    ORIX Corp.                                                                                                 2,901
    97,800    Sampo OYJ "A"                                                                                              3,094
                                                                                                                    ----------
                                                                                                                         9,965
                                                                                                                    ----------
              PROPERTY & CASUALTY INSURANCE (0.5%)
    47,300    Axis Capital Holdings Ltd.                                                                                 1,871
   281,595    QBE Insurance Group Ltd.                                                                                   7,280
    23,100    Trygvesta A/S                                                                                              2,003
                                                                                                                    ----------
                                                                                                                        11,154
                                                                                                                    ----------
              REGIONAL BANKS (1.1%)
   210,435    Banca Intesa S.p.A.(a)                                                                                     1,606
   105,700    Banco Popolare di Verona e Novara(a)                                                                       3,211
   225,820    Credit Agricole S.A.(a)                                                                                    9,322
    21,749    Erste Bank der oesterreichischen Sparkassen AG*(a)                                                         1,706
    75,300    Fukuoka Financial Group, Inc.*                                                                               591
   336,000    Gunma Bank, Ltd.                                                                                           2,316
    67,248    OTP Bank Nyrt.                                                                                             3,561
    99,000    Shizuoka Bank, Ltd.                                                                                        1,014
    16,500    Sydbank A/S                                                                                                  896
                                                                                                                    ----------
                                                                                                                        24,223
                                                                                                                    ----------
              REINSURANCE (0.5%)
     7,200    Everest Reinsurance Group Ltd.                                                                               772
    42,900    PartnerRe Ltd.                                                                                             3,295
    36,500    RenaissanceRe Holdings Ltd.                                                                                2,142
    39,476    Swiss Re(a)                                                                                                3,758
                                                                                                                    ----------
                                                                                                                         9,967
                                                                                                                    ----------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              THRIFTS & MORTGAGE FINANCE (0.1%)
    38,650    Hypo Real Estate Holding AG ADR                                                                       $    2,667
                                                                                                                    ----------
              Total Financials                                                                                         140,554
                                                                                                                    ----------
              HEALTH CARE (1.3%)
              ------------------
              BIOTECHNOLOGY (0.0%)
     3,890    Actelion Ltd.*                                                                                               850
                                                                                                                    ----------
              HEALTH CARE EQUIPMENT (0.2%)
    19,800    Fresenius Medical Care AG                                                                                  2,906
     7,641    Synthes, Inc.                                                                                                953
                                                                                                                    ----------
                                                                                                                         3,859
                                                                                                                    ----------
              PHARMACEUTICALS (1.1%)
   160,605    GlaxoSmithKline plc                                                                                        4,166
    27,600    Merck KGaA                                                                                                 3,632
    42,337    Roche Holdings AG                                                                                          7,771
    29,618    Sanofi-Aventis S.A.(a)                                                                                     2,856
    27,650    Stada Arzneimittel AG                                                                                      1,786
    62,900    Takeda Pharmaceutical Co. Ltd.                                                                             4,223
                                                                                                                    ----------
                                                                                                                        24,434
                                                                                                                    ----------
              Total Health Care                                                                                         29,143
                                                                                                                    ----------
              INDUSTRIALS (2.5%)
              ------------------
              AEROSPACE & DEFENSE (0.1%)
   122,623    Smiths Group plc(a)                                                                                        2,761
                                                                                                                    ----------
              AIR FREIGHT & LOGISTICS (0.1%)
    60,114    TNT N.V.                                                                                                   2,658
                                                                                                                    ----------
              AIRLINES (0.4%)
    61,400    Air France KLM                                                                                             3,135
   247,400    British Airways plc*                                                                                       2,303
   107,000    Deutsche Lufthansa AG                                                                                      3,100
                                                                                                                    ----------
                                                                                                                         8,538
                                                                                                                    ----------
              BUILDING PRODUCTS (0.2%)
   147,000    Asahi Glass Co. Ltd.                                                                                       1,958
    79,500    Persimmon plc                                                                                              2,150
                                                                                                                    ----------
                                                                                                                         4,108
                                                                                                                    ----------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
    86,500    Scania AB "B"                                                                                         $    2,125
                                                                                                                    ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
    53,697    Legrand S.A.(a)                                                                                            1,906
   151,400    Omron Corp.                                                                                                3,882
    39,395    Schneider Electric S.A.                                                                                    5,687
                                                                                                                    ----------
                                                                                                                        11,475
                                                                                                                    ----------
              INDUSTRIAL MACHINERY (0.2%)
   702,500    Boart Longyear Group*                                                                                      1,274
   190,000    NTN Corp.                                                                                                  1,571
    62,000    Trelleborg AB                                                                                              1,971
                                                                                                                    ----------
                                                                                                                         4,816
                                                                                                                    ----------
              MARINE (0.2%)
   445,000    Nippon Yusen Kabushiki Kaisha                                                                              4,106
                                                                                                                    ----------
              RAILROADS (0.1%)
    31,401    Canadian National Railway Co.                                                                              1,714
                                                                                                                    ----------
              TRADING COMPANIES & DISTRIBUTORS (0.5%)
   353,000    Itochu Corp.                                                                                               3,855
   953,000    Li & Fung Ltd.                                                                                             3,198
    73,000    Mitsui & Co. Ltd.                                                                                          1,439
    49,800    Travis Perkins plc                                                                                         2,042
                                                                                                                    ----------
                                                                                                                        10,534
                                                                                                                    ----------
              TRUCKING (0.1%)
   143,000    FirstGroup plc                                                                                             1,962
                                                                                                                    ----------
              Total Industrials                                                                                         54,797
                                                                                                                    ----------
              INFORMATION TECHNOLOGY (2.0%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.1%)
   301,340    LM Ericsson Telephone Co. "B" ADR                                                                          1,143
                                                                                                                    ----------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.8%)
   174,400    Canon, Inc.                                                                                               10,260
    18,900    FANUC Ltd.                                                                                                 1,805

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MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
     7,000    Hirose Electric Co. Ltd.                                                                              $      909
    76,840    Hon Hai Precision Industry Co. Ltd.                                                                        1,153
    32,600    TDK Corp.                                                                                                  2,960
   156,000    Yaskawa Electric Corp.                                                                                     1,693
                                                                                                                    ----------
                                                                                                                        18,780
                                                                                                                    ----------
              IT CONSULTING & OTHER SERVICES (0.3%)
    81,300    Cap Gemini S.A.                                                                                            6,196
                                                                                                                    ----------
              OFFICE ELECTRONICS (0.4%)
   128,000    Brother Industries Ltd.                                                                                    1,708
   347,000    Ricoh Co. Ltd.                                                                                             7,556
                                                                                                                    ----------
                                                                                                                         9,264
                                                                                                                    ----------
              SEMICONDUCTOR EQUIPMENT (0.1%)
    36,800    Tokyo Electron Ltd.                                                                                        2,646
                                                                                                                    ----------
              SEMICONDUCTORS (0.3%)
     7,045    Samsung Electronics Co. Ltd.                                                                               4,062
   213,100    Siliconware Precision Industries Co. ADR(a)                                                                2,227
                                                                                                                    ----------
                                                                                                                         6,289
                                                                                                                    ----------
              Total Information Technology                                                                              44,318
                                                                                                                    ----------
              MATERIALS (2.8%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
   341,000    Tosoh Corp.                                                                                                1,746
                                                                                                                    ----------
              DIVERSIFIED CHEMICALS (0.4%)
    58,906    Bayer AG                                                                                                   4,240
    59,300    Reliance Industries Ltd. GDR                                                                               5,070
                                                                                                                    ----------
                                                                                                                         9,310
                                                                                                                    ----------
              DIVERSIFIED METALS & MINING (0.7%)
    81,758    Anglo American plc                                                                                         4,920
    54,041    BHP Billiton plc                                                                                           1,316
   142,100    Lionore Mining International Ltd.*                                                                         3,818
   104,700    Lundin Mining Corp.*(a)                                                                                    1,276
    68,600    Xstrata plc                                                                                                3,942
                                                                                                                    ----------
                                                                                                                        15,272
                                                                                                                    ----------

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USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              INDUSTRIAL GASES (0.2%)
    11,158    Air Liquide S.A.(a)                                                                                   $    2,649
    27,070    Linde AG*(a)                                                                                               2,991
                                                                                                                    ----------
                                                                                                                         5,640
                                                                                                                    ----------
              SPECIALTY CHEMICALS (0.4%)
     2,459    Givaudan S.A.                                                                                              2,339
   467,200    Rhodia S.A.*                                                                                               1,949
    63,300    Shin-Etsu Chemical Co. Ltd.                                                                                4,244
                                                                                                                    ----------
                                                                                                                         8,532
                                                                                                                    ----------
              STEEL (1.0%)
   173,200    Companhia Vale Do Rio Doce                                                                                 6,647
   118,400    Mittal Steel Co. N.V.                                                                                      7,110
    35,750    Rautaruukki Oyj                                                                                            2,213
   447,000    Sumitomo Metal Industries, Ltd.                                                                            2,420
    47,900    ThyssenKrupp AG                                                                                            2,799
     6,800    VA Stahl AG                                                                                                  494
                                                                                                                    ----------
                                                                                                                        21,683
                                                                                                                    ----------
              Total Materials                                                                                           62,183
                                                                                                                    ----------
              TELECOMMUNICATION SERVICES (1.6%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
   512,200    BT Group plc                                                                                               3,342
    84,750    Elisa Corp.                                                                                                2,447
       215    KDDI Corp.                                                                                                 1,837
    64,600    PT Telekomunikasi ADR(a)                                                                                   2,839
   871,530    Singapore Telecommunications Ltd.(d)                                                                       2,045
    52,800    Sistema JSFC GDR*                                                                                          1,457
   192,500    Telefonica S.A.                                                                                            4,375
    42,400    Telus Corp.                                                                                                2,580
                                                                                                                    ----------
                                                                                                                        20,922
                                                                                                                    ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.6%)
   115,900    America Movil S.A. de C.V. ADR "L"                                                                         7,018
   326,500    Telenor ASA*(a)                                                                                            6,347
                                                                                                                    ----------
                                                                                                                        13,365
                                                                                                                    ----------
              Total Telecommunication Services                                                                          34,287
                                                                                                                    ----------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              UTILITIES (1.2%)
              ----------------
              ELECTRIC UTILITIES (0.3%)
    18,900    RAO Unified Energy System GDR                                                                         $    2,334
    47,400    Red Electrica de Espana(a)                                                                                 2,319
   675,000    Tenaga Nasional Berhad                                                                                     2,324
                                                                                                                    ----------
                                                                                                                         6,977
                                                                                                                    ----------
              GAS UTILITIES (0.1%)
    33,363    Gaz de France S.A.(a)                                                                                      1,675
   224,000    Tokyo Gas Co. Ltd.                                                                                         1,105
                                                                                                                    ----------
                                                                                                                         2,780
                                                                                                                    ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
   145,865    International Power plc                                                                                    1,310
                                                                                                                    ----------
              MULTI-UTILITIES (0.5%)
    27,068    E. On AG                                                                                                   4,450
   114,700    Suez S.A.(a)                                                                                               6,598
                                                                                                                    ----------
                                                                                                                        11,048
                                                                                                                    ----------
              WATER UTILITIES (0.2%)
   172,300    Kelda Group plc                                                                                            3,487
                                                                                                                    ----------
              Total Utilities                                                                                           25,602
                                                                                                                    ----------
              Total Common Stocks (cost: $440,947)                                                                     538,229
                                                                                                                    ----------
              PREFERRED SECURITIES (0.6%)

              ENERGY (0.1%)
              -------------
              INTEGRATED OIL & GAS (0.1%)
    45,449    Petroleo Brasileiro S.A.                                                                                   1,087
    22,500    Petroleo Brasileiro S.A. ADR                                                                               2,157
                                                                                                                    ----------
              Total Energy                                                                                               3,244
                                                                                                                    ----------
              FINANCIALS (0.4%)
              -----------------
              DIVERSIFIED BANKS (0.2%)
    29,000    Uniao De Bancos Brasileiros S.A. (Unibanco) GDR                                                            3,257
                                                                                                                    ----------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              PROPERTY & CASUALTY INSURANCE (0.1%)
    20,000    Axis Capital Holdings Ltd., Series B, 7.50%, perpetual                                                $    2,063
                                                                                                                    ----------
              REINSURANCE (0.1%)
     3,000    Ram Holdings Ltd., Series A, 7.50%, non-cumulative, perpetual*(c)                                          3,031
                                                                                                                    ----------
              Total Financials                                                                                           8,351
                                                                                                                    ----------
              MATERIALS (0.1%)
              ----------------
              STEEL (0.1%)
    74,300    Gerdau S.A.                                                                                                1,672
                                                                                                                    ----------
              Total Preferred Securities (cost: $11,625)                                                                13,267
                                                                                                                    ----------
              WARRANTS (0.0%)

              MATERIALS (0.0%)
              ----------------
              DIVERSIFIED METALS & MINING (0.0%)
    18,000    Dowa Mining (acquired 9/26/2006; cost $0)*(d),(f)                                                              -
                                                                                                                    ----------
              EXCHANGE-TRADED FUNDS (1.8%)
 2,756,315    iShares MSCI Japan Index Fund (cost: $37,051)                                                             40,242
                                                                                                                    ----------
              Total International Equity Securities (cost: $489,623)                                                   591,738
                                                                                                                    ----------
              PRECIOUS METALS AND MINERALS SECURITIES (2.7%)

              GOLD (2.0%)

              AFRICAN GOLD COMPANIES (0.1%)
   161,000    Gold Fields Ltd. ADR                                                                                       2,789
                                                                                                                    ----------
              AUSTRALIAN GOLD COMPANIES (0.2%)
 1,200,000    Lihir Gold Ltd.*(d)                                                                                        3,167
                                                                                                                    ----------
              EUROPEAN GOLD COMPANIES (0.1%)
   120,000    Randgold Resources Ltd. ADR                                                                                2,813
                                                                                                                    ----------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              NORTH AMERICAN GOLD COMPANIES (1.4%)
    80,000    Agnico-Eagle Mines Ltd.                                                                               $    2,905
   100,000    Barrick Gold Corp.(a)                                                                                      2,913
   500,000    Eldorado Gold Corp.*                                                                                       2,856
   200,000    Gammon Lake Resources, Inc.*                                                                               2,620
   120,000    Goldcorp, Inc.                                                                                             2,891
   400,000    IAMGOLD Corp.                                                                                              2,917
   220,000    Kinross Gold Corp.*                                                                                        2,935
   114,000    Meridian Gold, Inc.*                                                                                       2,924
    70,000    Newmont Mining Corp.                                                                                       2,848
   100,000    Royal Gold, Inc.(a)                                                                                        2,694
   210,000    Yamana Gold, Inc.(a)                                                                                       2,824
                                                                                                                    ----------
                                                                                                                        31,327
                                                                                                                    ----------
              SOUTH AMERICAN GOLD COMPANIES (0.2%)
    95,000    Compania de Minas Buenaventura S.A. ADR(a)                                                                 3,185
                                                                                                                    ----------
              Total Gold                                                                                                43,281
                                                                                                                    ----------
              DIAMONDS (0.2%)
    75,000    Aber Diamond Corp.                                                                                         3,171
                                                                                                                    ----------
              PLATINUM GROUP METALS (0.4%)
    18,000    Anglo Platinum Ltd.                                                                                        3,018
    94,000    Impala Platinum Holdings Ltd.                                                                              2,878
    40,000    Lonmin plc                                                                                                 3,143
                                                                                                                    ----------
              Total Platinum Group Metals                                                                                9,039
                                                                                                                    ----------
              SILVER (0.1%)
   350,000    Hecla Mining Co.*(a)                                                                                       2,800
                                                                                                                    ----------
              Total Precious Metals and Minerals Securities (cost: $50,475)                                             58,291
                                                                                                                    ----------
              REAL ESTATE EQUITY SECURITIES (0.8%)

              REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
   359,000    Capitaland Ltd.(d)                                                                                         1,938
    87,400    CB Richard Ellis Group, Inc. "A"*                                                                          3,253
   181,000    China Overseas Land and Investment Ltd.*                                                                     144
    17,500    Jones Lang LaSalle, Inc.                                                                                   2,042

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
  438,000     Keppel Corp. Ltd.(d)                                                                                  $    3,166
  161,000     Keppel Land Ltd.(d)                                                                                          986
                                                                                                                    ----------
                                                                                                                        11,529
                                                                                                                    ----------
              REITs - DIVERSIFIED (0.2%)
  446,550     Mirvac Group                                                                                               2,126
  264,150     Stockland                                                                                                  1,934
                                                                                                                    ----------
                                                                                                                         4,060
                                                                                                                    ----------
              REITs - MORTGAGE (0.0%)
    2,800     JER Investors Trust, Inc.                                                                                     53
                                                                                                                    ----------
              REITs - OFFICE (0.0%)
    5,700     Cousins Properties, Inc.                                                                                     185
                                                                                                                    ----------
              REITs - SPECIALIZED (0.1%)
  102,250     Host Marriott Corp.                                                                                        2,609
                                                                                                                    ----------
              Total Real Estate Equity Securities (cost: $15,458)                                                       18,436
                                                                                                                    ----------

 PRINCIPAL
    AMOUNT                                                                           COUPON
     (000)                                                                             RATE           MATURITY
----------                                                                           ------           --------
              BONDS (26.6%)

              CORPORATE OBLIGATIONS (13.2%)

              CONSUMER DISCRETIONARY (1.2%)
              -----------------------------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
              Kellwood Co.,
    $2,861       Debentures                                                            7.63%        10/15/2017           2,759
     1,000       Senior Notes                                                          7.88          7/15/2009           1,021
                                                                                                                    ----------
                                                                                                                         3,780
                                                                                                                    ----------
              BROADCASTING & CABLE TV (0.3%)
     2,000    Cox Enterprises, Inc., Notes(c)                                          7.38          6/15/2009           2,064
              Liberty Media Corp.,
     1,000       Senior Notes                                                          7.88          7/15/2009           1,044
     1,000       Senior Notes                                                          5.70          5/15/2013             949
     2,000    Univision Communications, Inc., Senior Notes                             3.50         10/15/2007           1,988
                                                                                                                    ----------
                                                                                                                         6,045
                                                                                                                    ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                           COUPON                              VALUE
     (000)    SECURITY                                                                 RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------------------
              CASINOS & GAMING (0.0%)
    $1,000    Harrahs Operating Co., Inc., Bonds                                       5.63%         6/01/2015      $      851
                                                                                                                    ----------
              HOTELS, RESORTS, & CRUISE LINES (0.1%)
     2,000    Royal Caribbean Cruises Ltd., Senior Notes                               7.25          6/15/2016           2,044
                                                                                                                    ----------
              HOUSEHOLD APPLIANCES (0.3%)
     4,000    Stanley Works Capital Trust I, Bonds(a)                                  5.90         12/01/2045(e)        3,786
     2,000    Whirlpool Corp., Senior Notes                                            6.50          6/15/2016           2,018
                                                                                                                    ----------
                                                                                                                         5,804
                                                                                                                    ----------
              HOUSEWARES & SPECIALTIES (0.1%)
     2,000    Newell Rubbermaid, Inc., MTN, Series A                                   6.35          7/15/2028(e)        2,010
                                                                                                                    ----------
              PUBLISHING (0.2%)
     2,000    Knight-Ridder, Inc., Notes                                               5.75          9/01/2017           1,757
     4,000    Scholastic Corp., Notes                                                  5.00          4/15/2013           3,568
                                                                                                                    ----------
                                                                                                                         5,325
                                                                                                                    ----------
              Total Consumer Discretionary                                                                              25,859
                                                                                                                    ----------
              CONSUMER STAPLES (0.1%)
              -----------------------
              TOBACCO (0.1%)
     2,000    Universal Corp., MTN, Series B                                           7.88          2/15/2008           2,026
                                                                                                                    ----------
              ENERGY (0.9%)
              -------------
              OIL & GAS EQUIPMENT & SERVICES (0.3%)
              Seacor Holdings, Inc.,
     3,616       Senior Notes                                                          7.20          9/15/2009           3,704
     3,000       Senior Notes                                                          5.88         10/01/2012           2,919
                                                                                                                    ----------
                                                                                                                         6,623
                                                                                                                    ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     2,500    Sabine Pass LNG, LP, Secured Notes(c)                                    7.25         11/30/2013           2,559
              Southwestern Energy Co.,
     2,000       MTN                                                                   7.63          5/01/2027(g)        2,061
     2,000       MTN                                                                   7.35         10/02/2017           2,058
                                                                                                                    ----------
                                                                                                                         6,678
                                                                                                                    ----------

54

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                           COUPON                              VALUE
     (000)    SECURITY                                                                 RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------------------
              OIL & GAS REFINING & MARKETING (0.2%)
    $2,000    Premcor Refining Group, Inc., Senior Notes                               7.50%         6/15/2015      $    2,087
     2,000    TEPPCO Partners LP, Junior Subordinated Notes                            7.00          6/01/2067(e)        1,973
       500    Ultramar Diamond Shamrock Corp., Senior Notes                            6.75         10/15/2037             525
                                                                                                                    ----------
                                                                                                                         4,585
                                                                                                                    ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
     2,000    K N Capital Trust III, Subordinated Debentures                           7.63          4/15/2028           1,906
                                                                                                                    ----------
              Total Energy                                                                                              19,792
                                                                                                                    ----------
              FINANCIALS (7.2%)
              -----------------
              CONSUMER FINANCE (0.7%)
              Ford Motor Credit Co. LLC,
     2,000       Notes                                                                 7.00         10/01/2013           1,916
     1,000       Senior Notes                                                          4.95          1/15/2008             992
     1,500       Notes                                                                 7.80          6/01/2012           1,494
     2,000    General Motors Acceptance Corp., Notes                                   6.13          8/28/2007           2,001
     2,000    Household Finance Corp., Notes                                           6.38         10/15/2011           2,062
     3,000    HSBC Finance Corp., Notes                                                5.50          1/19/2016           2,948
              SLM Corp.,
     2,000       MTN, CPI Floating Rate Notes                                          3.80(h)       6/01/2009           1,875
     3,000       MTN, Series A                                                         5.56(h)       1/26/2009           2,973
                                                                                                                    ----------
                                                                                                                        16,261
                                                                                                                    ----------
              DIVERSIFIED BANKS (0.1%)
     1,000    Emigrant Bancorp, Inc., Senior Notes(c)                                  6.25          6/15/2014             995
     1,000    JPMorgan Chase & Co., Notes                                              4.50          1/15/2012             962
       909    U.S. Central Credit Union, Senior Notes                                  2.70          9/30/2009             879
                                                                                                                    ----------
                                                                                                                         2,836
                                                                                                                    ----------
              LIFE & HEALTH INSURANCE (0.7%)
     2,000    Great-West Life & Annuity Insurance Co., Bonds(c)                        7.15          5/16/2046(e)        2,081
     1,000    Lincoln National Corp., Bonds                                            7.00          5/17/2066(e)        1,043
     2,000    MetLife, Inc., Junior Subordinated Bonds                                 6.40         12/15/2036(e)        1,921
     3,000    Phoenix Companies, Inc., Senior Notes                                    6.68          2/16/2008           3,013
     4,000    Prudential Holdings, LLC, Bonds(c)                                       8.70         12/18/2023           4,900
     2,000    StanCorp Financial Group, Inc., Notes                                    6.90          5/29/2067(e)        1,998
                                                                                                                    ----------
                                                                                                                        14,956
                                                                                                                    ----------
              MULTI-LINE INSURANCE (0.6%)
     1,000    AGFC Capital Trust I(c)                                                  6.00          1/15/2067(e)          968
     1,000    ASIF Global Financing XIX, Senior Notes(c)                               4.90          1/17/2013             971

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                           COUPON                              VALUE
     (000)    SECURITY                                                                 RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------------------
    $2,000    Genworth Financial, Inc., Junior Subordinated Notes                      6.15%        11/15/2066(e)   $    1,938
     2,000    Glen Meadow Pass-Through Certificates, Bonds(c)                          6.51          2/12/2067(e)        2,046
     4,500    Oil Casualty Insurance Ltd., Subordinated Debentures(c)                  8.00          9/15/2034           4,430
     3,000    Oil Insurance Ltd., Notes(c)                                             7.56                  -(e)        3,120
                                                                                                                    ----------
                                                                                                                        13,473
                                                                                                                    ----------
              MULTI-SECTOR HOLDINGS (0.3%)
              Leucadia National Corp.,
     3,250       Senior Notes                                                          7.00          8/15/2013           3,279
     2,000       Senior Subordinated Notes                                             8.65          1/15/2027           2,096
                                                                                                                    ----------
                                                                                                                         5,375
                                                                                                                    ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
     2,600    Bank of America Corp., Subordinated Notes                                9.38          9/15/2009           2,821
                                                                                                                    ----------
              PROPERTY & CASUALTY INSURANCE (1.9%)
     2,000    21st Century Insurance Group, Senior Notes                               5.90         12/15/2013           2,032
     2,500    Allstate Corp., Junior Subordinated Debentures                           6.13          5/15/2037(e)        2,458
              Berkshire Hathaway Finance Corp.,
     6,000       Senior Notes                                                          4.85          1/15/2015           5,761
     2,000       Senior Notes                                                          4.75          5/15/2012           1,952
     1,500    Chubb Corp., Subordinated Notes                                          6.38          3/29/2067(e)        1,494
              Fidelity National Title Group, Inc.,
     2,000       Notes                                                                 7.30          8/15/2011           2,092
     1,500       Notes                                                                 5.25          3/15/2013           1,430
     3,000    Fund American Companies, Inc., Notes                                     5.88          5/15/2013           2,962
     3,000    Liberty Mutual Group, Inc., Junior
                 Subordinated Notes(c)                                                 7.00          3/15/2037(e)        2,954
              Markel Corp.,
     1,000       Notes                                                                 7.20          8/15/2007           1,002
     1,500       Senior Notes                                                          7.00          5/15/2008           1,515
     2,000       Senior Notes                                                          6.80          2/15/2013           2,060
       500       Senior Notes                                                          7.35          8/15/2034             525
     2,070    Ohio Casualty Corp., Notes                                               7.30          6/15/2014           2,206
     1,000    RLI Corp., Senior Notes                                                  5.95          1/15/2014             978
     2,000    Security Capital Assurance Ltd., Bonds(c)                                6.88                  -(e)        1,971
     3,000    Travelers Companies, Inc., Junior Subordinated
                 Debentures                                                            6.25          3/15/2067(e)        2,942

56

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                           COUPON                              VALUE
     (000)    SECURITY                                                                 RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------------------
    $1,000    W.R. Berkley Corp., Senior Notes                                         5.60%         5/15/2015      $      976
     3,500    XL Capital Ltd., Notes, Series E                                         6.50                  -(e)        3,366
                                                                                                                    ----------
                                                                                                                        40,676
                                                                                                                    ----------
              REGIONAL BANKS (1.4%)
     2,000    Bank of Hawaii, Notes                                                    6.88          3/01/2009           2,042
     3,000    CBG Florida REIT Corp., Notes(c)                                         7.11                  -(e)        2,973
     2,000    Colonial Bank, N.A., Subordinated Notes                                  8.00          3/15/2009           2,074
     3,000    Cullen/Frost Bankers, Inc., Junior Subordinated Notes                    5.75          2/15/2017(e)        2,988
     2,000    Fifth Third Capital Trust IV, Bonds                                      6.50          4/15/2037(e)        1,973
     2,000    First Republic Bank Corp., Subordinated Notes                            7.75          9/15/2012           2,206
     4,000    Fulton Capital Trust I, Notes                                            6.29          2/01/2036           3,841
     1,000    Hudson United Bank, Subordinated Notes                                   7.00          5/15/2012           1,059
     3,000    Huntington Capital III, Junior Subordinated Notes                        6.65          5/15/2037(e)        2,936
     3,000    Popular North America Capital Trust I, Bonds                             6.56          9/15/2034           2,841
     2,500    Regions Financing Trust II, Trust Preferred Securities, Bonds            6.63          5/15/2047(e)        2,442
     3,000    TCF National Bank, Subordinated Notes                                    5.50          2/01/2016           2,930
       500    Union Planters Capital Trust                                             8.20         12/15/2026             520
                                                                                                                    ----------
                                                                                                                        30,825
                                                                                                                    ----------
              REITs - DIVERSIFIED (0.1%)
     2,000    Washington REIT, Senior Notes                                            5.25          1/15/2014           1,946
                                                                                                                    ----------
              REITs - Office (0.1%)
     1,000    Arden Realty, LP, Notes                                                  5.25          3/01/2015             982
                                                                                                                    ----------
              REITs - RETAIL (0.3%)
     3,000    Pan Pacific Retail Properties, Inc., Notes                               5.25          9/01/2015           2,894
     3,000    Tanger Factory Outlets, Senior Notes                                     6.15         11/15/2015           3,001
                                                                                                                    ----------
                                                                                                                         5,895
                                                                                                                    ----------
              REITs - SPECIALIZED (0.0%)
     1,000    Hospitality Properties Trust, Senior Notes                               5.13          2/15/2015             946
                                                                                                                    ----------
              SPECIALIZED FINANCE (0.1%)
     2,000    Financial Security Assurance Holdings Ltd.,
                 Junior Subordinated Notes(c)                                          6.40         12/15/2066(e)        1,946
                                                                                                                    ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                           COUPON                              VALUE
     (000)    SECURITY                                                                 RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------------------
              THRIFTS & MORTGAGE FINANCE (0.8%)
    $1,000    Countrywide Financial Corp., MTN, Series A, Bonds                        4.50%         6/15/2010      $      970
     1,000    Countrywide Home Loan, Guaranteed Notes, Series MTNL                     4.00          3/22/2011             945
              Independence Community Bank Corp.,
     2,185       Notes                                                                 3.50          6/20/2013(e)        2,139
     3,000       Subordinated Notes                                                    3.75          4/01/2014(e)        2,902
     2,250    Radian Group, Inc., Debentures                                           7.75          6/01/2011           2,414
     3,000    Roslyn Bancorp, Inc., Senior Notes                                       7.50         12/01/2008           3,069
     1,050    Sovereign Bank, Subordinated Notes                                       4.38          8/01/2013           1,035
     2,500    Washington Mutual Preferred Funding Trust I,
                 Bonds, Series A-1(c)                                                  6.53                  -(e)        2,452
     2,000    World Savings Bank Federal Savings Bank, Notes                           4.13         12/15/2009           1,942
                                                                                                                    ----------
                                                                                                                        17,868
                                                                                                                    ----------
              Total Financials                                                                                         156,806
                                                                                                                    ----------

              HEALTH CARE (0.1%)
              ------------------
              MANAGED HEALTH CARE (0.1%)
     2,135    Highmark, Inc., Senior Notes(c)                                          6.80          8/15/2013           2,221
                                                                                                                    ----------
              INDUSTRIALS (0.5%)
              ------------------
              BUILDING PRODUCTS (0.1%)
     2,500    USG Corp., Notes(c)                                                      6.30         11/15/2016           2,471
                                                                                                                    ----------

              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
     2,295    Ametek, Inc., Senior Notes                                               7.20          7/15/2008           2,321
                                                                                                                    ----------
              RAILROADS (0.1%)
     3,000    TTX Co., Notes(c)                                                        5.40          2/15/2016           2,910
                                                                                                                    ----------
              TRUCKING (0.2%)
     3,750    Roadway Corp., Senior Notes                                              8.25         12/01/2008           3,876
                                                                                                                    ----------
              Total Industrials                                                                                         11,578
                                                                                                                    ----------

58

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                           COUPON                              VALUE
     (000)    SECURITY                                                                 RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY (0.1%)
              -----------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
    $2,000    Fiserv, Inc., Notes                                                      4.00%         4/15/2008      $    1,975
                                                                                                                    ----------
              MATERIALS (0.2%)
              ----------------
              DIVERSIFIED CHEMICALS (0.2%)
     4,000    ICI Wilmington, Inc., Notes                                              4.38         12/01/2008           3,929
                                                                                                                    ----------
              TELECOMMUNICATION SERVICES (0.1%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
     3,000    US Unwired, Inc., Secured Notes                                         10.00          6/15/2012           3,250
                                                                                                                    ----------
              UTILITIES (2.8%)
              ----------------
              ELECTRIC UTILITIES (2.1%)
     2,000    Ameren UE, Senior Secured Notes                                          5.10         10/01/2019           1,829
     1,000    American Electric Power Co., Inc., Senior Notes                          4.71          8/16/2007             998
     4,000    Black Hills Corp., Notes                                                 6.50          5/15/2013           4,003
     3,263    Cedar Brakes II, LLC, Senior Notes, Series C(c)                          9.88          9/01/2013           3,614
     3,000    Entergy Louisiana, Inc., First Mortgage Bonds                            5.83         11/01/2010           2,978
     2,000    Entergy Mississippi, Inc., First Mortgage Bonds                          5.92          2/01/2016           1,984
       894    FPL Energy National Wind, LLC, Secured Notes (c)                         5.61          3/10/2024             872
     2,000    FPL Group Capital, Inc., Bonds                                           6.35         10/01/2066(e)        1,999
     4,000    Monongahela Power Co., Notes, Series A                                   7.36          1/15/2010           4,172
     2,000    Nevada Power Co., Notes, Series O                                        6.50          5/15/2018           2,061
     2,559    Oglethorpe Power Corp.,
                 Senior Secured Facility Bonds                                         6.97          6/30/2011           2,611
     2,808    Power Contract Financing, Senior Notes(c)                                6.26          2/01/2010           2,826
              PPL Capital Funding, Inc.,
     2,000       Guaranteed Notes, Series A                                            4.33          3/01/2009           1,957
     3,000       Junior Guaranteed Subordinated Notes,
                 Series A                                                              6.70          3/30/2067(e)        2,923
     1,000    Sierra Pacific Power Co., Notes                                          6.25          4/15/2012           1,019
     3,000    Texas-New Mexico Power Co., Notes                                        6.13          6/01/2008           3,011
     2,688    Tristate General & Transport Association, Bonds(c)                       6.04          1/31/2018           2,686
     2,000    TXU Electricity Ltd., Senior Notes,
                 Series TCRS (INS)                                                     7.25         12/01/2016           2,222
     1,000    West Penn Power Co., Notes                                               6.63          4/15/2012           1,041
                                                                                                                    ----------
                                                                                                                        44,806
                                                                                                                    ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                           COUPON                              VALUE
     (000)    SECURITY                                                                 RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------------------
              GAS UTILITIES (0.2%)
    $1,000    Enbridge Energy Partners, LP, Senior Notes                               5.35%        12/15/2014      $      971
     2,000    Noram Energy Corp., Debentures                                           6.50          2/01/2008           2,010
     1,040    Northern Border Partners, LP, Senior Notes, Series A                     8.88          6/15/2010           1,134
     1,000    Valero Logistics Operations, LP, Senior Notes                            6.05          3/15/2013           1,004
                                                                                                                    ----------
                                                                                                                         5,119
                                                                                                                    ----------
              MULTI-UTILITIES (0.5%)
     2,000    PSEG Funding Trust, Notes                                                5.38         11/16/2007           1,996
     2,000    Puget Sound Energy, Inc., Junior
                 Subordinated Notes, Series A                                          6.97          6/01/2067(e)        1,999
     2,000    Sempra Energy ESOP, Series 1999(c)                                       4.21         11/01/2014(g)        1,998
     3,500    Wisconsin Energy Corp., Junior Subordinated Notes                        6.25          5/15/2067(e)        3,415
     2,000    WPS Resources Corp., Notes                                               6.11         12/01/2066(e)        1,961
                                                                                                                    ----------
                                                                                                                        11,369
                                                                                                                    ----------
              Total Utilities                                                                                           61,294
                                                                                                                    ----------
              Total Corporate Obligations (cost: $293,018)                                                             288,730
                                                                                                                    ----------
              EURODOLLAR AND YANKEE OBLIGATIONS (3.1%)(j)

              ENERGY (0.7%)
              -------------
              INTEGRATED OIL & GAS (0.3%)
     1,500    Nakilat, Inc., Secured Bonds(c)                                          6.07         12/31/2033           1,448
              PEMEX Finance Ltd.,
     1,500       Notes                                                                 9.03          2/15/2011           1,599
       933       Senior Notes                                                          8.88         11/15/2010             976
     3,000    Trans-Canada Pipelines Ltd., Junior Subordinated Notes                   6.35          5/15/2067(e)        2,942
                                                                                                                    ----------
                                                                                                                         6,965
                                                                                                                    ----------
              OIL & GAS DRILLING (0.1%)
     1,403    Delek & Avner-Yam Tethys Ltd., Secured Notes(c)                          5.33          8/01/2013           1,380
                                                                                                                    ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     2,000    Canadian Oil Sands Ltd., Notes(c)                                        5.80          8/15/2013           1,998
     5,000    EOG Resources Canada, Inc., Senior Notes(c)                              4.75          3/15/2014           4,764
                                                                                                                    ----------
                                                                                                                         6,762
                                                                                                                    ----------
              Total Energy                                                                                              15,107
                                                                                                                    ----------

60

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                           COUPON                              VALUE
     (000)    SECURITY                                                                 RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------------------
              FINANCIALS (2.3%)
              -----------------
              DIVERSIFIED BANKS (1.0%)
    $3,000    BOI Capital Funding Number 3 LP, Guaranteed Bonds(c)                     6.11%                 -(e)   $    2,881
     3,000    HBOS plc, Subordinated Notes(c)                                          6.41                  -(e)        2,884
     2,500    Lloyds TSB Group plc, Bonds(c)                                           6.27                  -(e)        2,439
     2,500    Mizuho Capital Investment 1 Ltd., Subordinated Bonds(a),(c)              6.69                  -(e)        2,527
     2,000    National Capital Trust II, Subordinated Notes(c)                         5.49                  -(e)        1,929
     1,000    Nordea Bank AB, Subordinated Notes(c)                                    5.42                  -(e)          968
     2,000    Skandinaviska Enskilda Banken AB, Bonds(c)                               5.47                  -(e)        1,915
     2,500    Standard Chartered plc, Subordinated Notes(c)                            6.41                  -(e)        2,448
     1,500    Sumitomo Mitsui Financial Group Preferred Capital, Bonds(c)              6.08                  -(e)        1,483
     2,000    UFJ Finance Aruba AEC, Notes                                             8.75                  -(k)        2,087
                                                                                                                    ----------
                                                                                                                        21,561
                                                                                                                    ----------
              LIFE & HEALTH INSURANCE (0.1%)
     2,500    AXA S.A., Subordinated Notes(c)                                          6.46                  -(e)        2,407
                                                                                                                    ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
     2,000    ZFS Finance USA Trust II, Bonds(c)                                       6.45         12/15/2065(e)        1,983
                                                                                                                    ----------
              PROPERTY & CASUALTY INSURANCE (0.2%)
     2,500    Catlin Insurance Co. Ltd., Notes(c)                                      7.25                  -(e)        2,455
     1,145    Mantis Reef Ltd. II, Notes(c)                                            4.80         11/03/2009           1,123
                                                                                                                    ----------
                                                                                                                         3,578
                                                                                                                    ----------
              REGIONAL BANKS (0.1%)
     3,000    Glitnir Banki hf, Notes(c)                                               7.45                  -(e)        3,186
                                                                                                                    ----------
              REINSURANCE (0.7%)
     2,500    Allied World Assurance Holdings Ltd., Senior Notes                       7.50          8/01/2016           2,662
     2,000    Endurance Specialty Holdings, Ltd., Senior Notes                         6.15         10/15/2015           1,972
     2,000    Max USA Holdings, Ltd., Guaranteed Senior Notes(c)                       7.20          4/14/2017           1,977

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                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                           COUPON                              VALUE
     (000)    SECURITY                                                                 RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------------------
    $4,000    Montpelier Re Holdings Ltd., Senior Notes                                6.13%         8/15/2013      $    3,896
     4,000    Platinum Underwriters Finance, Inc., Notes, Series B                     7.50          6/01/2017           4,167
                                                                                                                    ----------
                                                                                                                        14,674
                                                                                                                    ----------
              SPECIALIZED FINANCE (0.1%)
     2,500    QBE Capital Funding II LP, Guaranteed Bonds(c)                           6.80                  -(e)        2,479
                                                                                                                    ----------
              Total Financials                                                                                          49,868
                                                                                                                    ----------
              MATERIALS (0.1%)
              ----------------
              DIVERSIFIED METALS & MINING (0.1%)
     2,500    Glencore Finance MTN                                                     8.00                  -(k)        2,534
                                                                                                                    ----------
              Total Eurodollar and Yankee Obligations (cost: $67,806)                                                   67,509
                                                                                                                    ----------
              ASSET-BACKED SECURITIES (1.0%)

              FINANCIALS (0.9%)
              -----------------
              ASSET-BACKED FINANCING (0.9%)
     1,573    Aerco Ltd., Series 2A, Class A4(c)                                       5.84(h)       7/15/2025           1,578
     1,116    Airport Airplanes, Pass-Through Certificates,
                 Series 1R, Class A8, EETC                                             5.70(h)       3/15/2019           1,089
     4,000    ARG Funding Corp., Series 2005-1A, Class A3(c)                           4.29          4/20/2011           3,892
     3,000    Banc of America Mortgage Securities, Inc.,
                 Series 2004-F, Class 2A6                                              4.14          7/25/2034           2,928
     2,000    Chase Credit Card Owner Trust,
                 Series 2002-5, Class A                                                5.42(h)      10/15/2009           2,001
     3,000    CPS Auto Receivables Trust, Notes,
                 Series 2007-A, Class A2(c)                                            5.27         10/15/2010           2,996
     4,000    Santander Drive Auto Receivables Trust 2007,
                 Notes, Series 2007-1, Class A2                                        5.20         12/15/2010           3,994
     1,928    Trinity Rail Leasing L.P., Series 2006-1A, Class A1(c)                   5.90          5/14/2036           1,945
                                                                                                                    ----------
              Total Financials                                                                                          20,423
                                                                                                                    ----------

62

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                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                           COUPON                              VALUE
     (000)    SECURITY                                                                 RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------------------
              INDUSTRIALS (0.1%)
              ------------------
              AIRLINES (0.1%)
              America West Airlines, Inc., Pass-Through Certificates,
    $  567       Series 1996-1, Class A, EETC                                          6.85%         7/02/2009      $      572
     1,696       Series 1999-1, Class G, EETC (INS)                                    7.93          1/02/2019           1,827
                                                                                                                    ----------
              Total Industrials                                                                                          2,399
                                                                                                                    ----------
              Total Asset-Backed Securities (cost: $22,709)                                                             22,822
                                                                                                                    ----------
              COMMERCIAL MORTGAGE SECURITIES (4.5%)

              FINANCIALS (4.5%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (4.5%)
     2,397    Banc of America Commercial Mortgage, Inc.,
                 Series 2000-2, Class A1                                               7.02          9/15/2032           2,433
     1,199    Bear Stearns Commercial Mortgage Securities,
                 Inc., Series 2003-T10, Class A1                                       4.00          3/13/2040           1,156
              Chase Commercial Mortgage Securities Corp.,
                 Pass-Through Certificates,
     5,000       Series 2000-2, Class A2                                               7.63          7/15/2032           5,290
     5,000       Series 2000-3, Class A2                                               7.32         10/15/2032           5,231
     3,000       Series 1998-2, Class E                                                6.39         11/18/2030           3,024
     1,000    Commercial Mortgage Asset Trust,
                 Series 1999-C1, Class A4                                              6.98          1/17/2032           1,064
              Commercial Mortgage Trust, Pass-Through
                 Certificates,
     2,000       Series 2005-LP5, Class GMB1(c)                                        5.15          5/10/2043           1,964
     5,000       Series 2004-LB4A, Class A4                                            4.58         10/15/2037           4,795
              Credit Suisse First Boston Mortgage
                 Securities Corp.,
     7,250       Series 2000-C1, Class A2                                              7.55          4/15/2062           7,561
       984       Series 2001-CK6, Class A2                                             6.10          8/15/2036             988
     4,894    DLJ Commercial Mortgage Corp.,
                 Series 1999-CG2, Class A1B                                            7.30          6/10/2032           5,037
     4,897    First Union National Bank Commercial
                 Mortgage Trust, Series 1999-C4, Class A2                              7.39         12/15/2031           5,066
     1,000    GE Capital Commercial Mortgage Corp.,
                 Series 2001-3, Class A2                                               6.07          6/10/2038           1,021

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                           COUPON                              VALUE
     (000)    SECURITY                                                                 RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------------------
    $2,939    Government Lease Trust, Series 1999-GSA1, Class A4(c)                    6.48%         5/18/2011      $    2,989
              GS Mortgage Securities Corp. II,
     1,000       Series 2001-GL3A, Class A2(c)                                         6.45          8/05/2018           1,035
     4,000       Series 2003-C1, Class A2B                                             4.30          1/10/2040           3,866
     2,000    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp., Series 2006-LDP6, Class A-SB                        5.49          4/15/2043           1,990
              LB-UBS Commercial Mortgage Trust,
     4,000       Series 2006-C4, Class A2                                              5.87          6/15/2032           4,056
     1,625       Series 2002-C4, Class A4                                              4.56          9/15/2026           1,586
              Merrill Lynch Mortgage Investors, Inc.,
     1,208       Series 1998-C1, Class A2                                              6.48         11/15/2026           1,213
     2,624       Series 1999-C1, Class A2                                              7.56         11/15/2031           2,710
     4,000    Morgan Stanley Capital I, Inc.,
                 Series 2006-T23, Class AAB                                            5.80          8/12/2041           4,066
     5,000    Mortgage Capital Funding, Inc., Pass-Though
                 Certificates, Series 1998-MC2, Class E                                7.09          6/18/2030           5,097
     1,000    Nationslink Funding Corp., Pass-Through
                 Certificates, Series 1999-1, Class F(c)                               7.10          1/20/2031           1,016
     2,000    Prudential Mortgage Capital Funding, LLC,
                 Series 2001-ROCK, Class B                                             6.76          5/10/2034           2,087
     2,724    TIAA Real Estate Co. Ltd., Series 2001-C1A, Class A-3(c)                 6.56          6/19/2026           2,740
              Wachovia Bank Commercial Mortgage Trust,
                 Pass-Through Certificates,
     3,000       Series 2005-C19, Class A4                                             4.61          5/15/2044           2,904
     5,500       Series 2005-C18, Class A2                                             4.66          4/15/2042           5,381
     5,000       Series 2004-C12, Class A-2                                            5.00          7/15/2041           4,943
     2,000       Series 2006-C27, Class A2                                             5.62          7/15/2045           2,006
     4,000       Series 2006-C28, Class A2                                             5.50         10/15/2048           3,991
                                                                                                                    ----------
                                                                                                                        98,306
                                                                                                                    ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)(l)
     9,250    Bear Stearns Commercial Mortgage Securities,
                 Inc., Series 2004-ESA, Class X1 (acquired
                 6/17/2004; cost $538)(c),(f)                                          1.83          5/14/2016             336
                                                                                                                    ----------
              Total Financials                                                                                          98,642
                                                                                                                    ----------
              Total Commercial Mortgage Securities (cost: $99,163)                                                      98,642
                                                                                                                    ----------

64

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                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                           COUPON                              VALUE
     (000)    SECURITY                                                                 RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ISSUES (0.5%)(b)
              ASSET-BACKED FINANCING (0.1%)
    $2,209    U.S. Small Business Administration, Participation
                 Certificates, Series 2003-20F                                         4.07%         6/01/2023      $    2,049
                                                                                                                    ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)(l)
    36,811    Government National Mortgage Assn.,
                 Series 2003-59, Class XB(a)                                           2.14          7/16/2010             590
                                                                                                                    ----------

              MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.2%)
              Fannie Mae(+),
       431       Pool 610989                                                           6.50         10/01/2016             442
       350       Pool 535164                                                           7.00          2/01/2030             364
       156       Pool 547483                                                           7.00          8/01/2030             162
              Government National Mortgage Assn. I,
       141       Pool 340945                                                           6.50          5/15/2023             145
       302       Pool 352106(a)                                                        6.50          8/15/2023             309
        91       Pool 366762                                                           6.50          4/15/2024              94
       452       Pool 577423                                                           6.50          1/15/2032             464
        31       Pool 206743                                                           7.50          3/15/2017              32
        78       Pool 207904                                                           7.50          3/15/2017              81
        14       Pool 207950                                                           7.50          3/15/2017              14
        10       Pool 166093                                                           8.00          6/15/2016              11
         4       Pool 166108                                                           8.00          6/15/2016               4
         6       Pool 177786                                                           8.00          9/15/2016               6
        22       Pool 186000                                                           8.00         11/15/2016              23
        28       Pool 193968                                                           8.00         12/15/2016              29
        33       Pool 203822                                                           8.00          3/15/2017              35
         2       Pool 034140                                                           8.50          9/15/2009               2
         7       Pool 138007                                                           8.50          6/15/2016               8
         6       Pool 164021                                                           8.50          6/15/2016               7
        22       Pool 159980                                                           8.50          7/15/2016              24
         4       Pool 176311                                                           8.50          9/15/2016               4
         1       Pool 177247                                                           8.50          9/15/2016               1
        12       Pool 174005                                                           8.50         12/15/2016              13
        20       Pool 197279                                                           8.50         12/15/2016              21
         2       Pool 197400                                                           8.50          1/15/2017               2
        18       Pool 201986                                                           8.50          1/15/2017              19
        10       Pool 185270                                                           8.50          2/15/2017              11

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                           COUPON                              VALUE
     (000)    SECURITY                                                                 RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------------------
              Government National Mortgage Assn. I, (continued)
  $      2       Pool 157116                                                           9.00%         6/15/2016      $        2
         2       Pool 166282                                                           9.00          7/15/2016               2
         2       Pool 164502                                                           9.00          8/15/2016               2
         4       Pool 172663                                                           9.00          9/15/2016               4
         2       Pool 170810                                                           9.00         10/15/2016               2
         6       Pool 031433                                                           9.50          6/15/2009               6
         1       Pool 032271                                                           9.50          6/15/2009               1
         8       Pool 034679                                                           9.50          6/15/2009               9
         3       Pool 035052                                                           9.50          9/15/2009               4
         4       Pool 167971                                                           9.50          7/15/2016               4
        17       Pool 172771                                                           9.50          9/15/2016              18
         3       Pool 185417                                                           9.50         11/15/2016               3
        17       Pool 186335                                                           9.50         11/15/2016              18
         4       Pool 187909                                                           9.50         11/15/2016               4
        43       Pool 189802                                                           9.50          4/15/2017              47
         7       Pool 037733                                                          10.00         11/15/2009               7
         8       Pool 037888                                                          10.00         11/15/2009               8
         2       Pool 037889                                                          10.00         11/15/2009               2
         8       Pool 036897                                                          10.00         12/15/2009               8
         3       Pool 059731                                                          11.50          3/15/2013               4
              Government National Mortgage Assn. II,
       353       Pool 002934                                                           7.50          6/20/2030             369
        90       Pool 003070                                                           7.50          4/20/2031              94
       317       Pool 002958                                                           8.00          8/20/2030             336
                                                                                                                    ----------
                                                                                                                         3,281
                                                                                                                    ----------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.2%)
     1,600    Perforadora Centrale S.A. de C.V. "A",
                 Guaranteed Bond, Series A, Title XI                                   5.24         12/15/2018           1,594
     3,095    Rowan Companies, Inc., Guaranteed Bond, Title XI                         2.80         10/20/2013           2,856
                                                                                                                    ----------
                                                                                                                         4,450
                                                                                                                    ----------
              Total U.S. Government Agency Issues (cost: $10,623)                                                       10,370
                                                                                                                    ----------

              U.S. TREASURY SECURITIES (3.8%)

              BONDS (0.1%)
     2,000    4.50%, 2/15/2036(a)                                                                                        1,842
                                                                                                                    ----------

66

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                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                           COUPON                              VALUE
     (000)    SECURITY                                                                 RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------------------
              NOTES (3.7%)
   $ 5,000    4.63%, 11/15/2016(a)                                                                                  $    4,896
    23,000    4.63%, 2/15/2017(a)                                                                                       22,513
    30,000    4.63%, 2/29/2012(a)                                                                                       29,719
    25,000    4.75%, 2/15/2010(a)                                                                                       24,920
                                                                                                                    ----------
              Total Notes                                                                                               82,048
                                                                                                                    ----------
              Total U.S. Treasury Securities (cost: $85,187)                                                            83,890
                                                                                                                    ----------
              MUNICIPAL BONDS (0.5%)
              CASINOS & GAMING (0.2%)
     2,000    Mashantucket (Western) Pequot Tribe, CT, RB(c)                           5.91%         9/01/2021           1,920
     3,500    Seneca Nation of Indians Capital Improvements
                 Auth., Bonds, Series 2007-B                                           6.75         12/01/2013           3,465
                                                                                                                    ----------
                                                                                                                         5,385
                                                                                                                    ----------
              GAS UTILITIES (0.1%)
     1,604    California Maritime Infrastructure Auth. RB,
                 Series 1999                                                           6.63         11/01/2009           1,611
                                                                                                                    ----------
              HOSPITAL (0.2%)
     4,185    Rhode Island State Health & Education RB,
                 Series C (LOC - Citizens Bank of Rhode Island)                        3.60          9/15/2033(g)        4,152
                                                                                                                    ----------
              Total Municipal Bonds (cost: $11,315)                                                                     11,148
                                                                                                                    ----------
              Total Bonds (cost: $589,821)                                                                             583,111
                                                                                                                    ----------
              MONEY MARKET INSTRUMENTS (1.3%)

              COMMERCIAL PAPER (0.2%)

              FINANCIALS (0.2%)
              -----------------
              DIVERSIFIED CAPITAL MARKETS (0.2%)
     5,433    UBS Finance, LLC, 5.28%, 6/01/2007                                       5.28          6/01/2007           5,433
                                                                                                                    ----------
              DISCOUNT NOTES (0.1%)
              ---------------------
              U.S. GOVERNMENT (0.1%)
     1,073    Federal Home Loan Bank Discount Notes                                    5.10          6/01/2007           1,073
                                                                                                                    ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                           COUPON                              VALUE
     (000)    SECURITY                                                                 RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (0.2%)(m)

              FINANCIALS (0.1%)
              -----------------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
  $  1,715    145 Associates Ltd., Notes, Series 2000
                 (LOC - Sky Bank)                                                      6.32%        10/01/2020      $    1,715
                                                                                                                    ----------

              HEALTH CARE (0.1%)
              ------------------
              HEALTH CARE FACILITIES (0.1%)
     2,385    Louisiana Public Facilities Auth., RB,
                 Series 2002D (LOC - Capital One, N.A.)                                5.92          7/01/2028           2,385
                                                                                                                    ----------

              UTILITIES (0.0%)
              ----------------
              MULTI-UTILITIES (0.0%)
       755    Sempra Energy ESOP, Series 1999A(c)                                      5.85         11/01/2014             755
                                                                                                                    ----------
              Total Variable-Rate Demand Notes                                                                           4,855
                                                                                                                    ----------

    NUMBER
 OF SHARES
----------
              MONEY MARKET FUNDS (0.8%)

17,434,481    SSgA Prime Money Market Fund, 5.18%(n)                                                                    17,434
                                                                                                                    ----------
              Total Money Market Instruments (cost: $28,795)                                                            28,795
                                                                                                                    ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
              SHORT-TERM INVESTMENTS PURCHASED WITH
              CASH COLLATERAL FROM SECURITIES LOANED (14.6%)

              COMMERCIAL PAPER (2.0%)

              FINANCIALS (2.0%)
              -----------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (2.0%)
   $25,000    Coast Asset Corp.(c),(o)                                                 5.41(p)       6/28/2007          24,901
     9,989    George Street Finance LLC(c),(o)                                         5.37(p)       6/20/2007           9,961
     7,756    George Street Finance LLC(c),(o)                                         5.37(p)       6/22/2007           7,732
                                                                                                                    ----------
              Total Commercial Paper                                                                                    42,594
                                                                                                                    ----------

68

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                           COUPON                              VALUE
     (000)    SECURITY                                                                 RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (0.9%)

              FINANCIALS (0.9%)
              -----------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
   $10,000    Five Finance, Inc.(c)                                                    5.36%(h)      8/03/2007      $   10,001
    10,000    CC USA, Inc.(c)                                                          5.36(h)       8/03/2007          10,002
                                                                                                                    ----------
              Total Corporate Obligations                                                                               20,003
                                                                                                                    ----------
              REPURCHASE AGREEMENTS (11.7%)(q)
     8,000    Credit Suisse First Boston LLC, 5.28%, acquired on 5/31/2007 and due 6/01/2007 at $8,000 (collateralized by $8,205 of Freddie
                 Mac Notes(b),(+), 6.06%, due 10/06/2020; market value $8,161)                                           8,000
    94,000    Deutsche Bank Securities, Inc., 5.30%, acquired on 5/31/2007 and due 6/01/2007 at $94,000 (collateralized by $24,135 of Freddie
                 Mac Notes(b),(+), 5.00% - 6.00%, due 9/07/2007 - 5/24/2019;
                 $32,230 of Federal Home Loan Bank Bonds(b),(+), 3.63%, due
                 1/15/2008; $39,000 of Fannie Mae Notes(b),(+), 5.00% - 5.95%,
                 due 7/28/2010 - 9/28/2015; combined market value $95,880)                                              94,000
    95,000    Merrill Lynch Government Securities, Inc., 5.26%, acquired on
                 5/31/2007 and due 6/01/2007 at $95,000 (collateralized by
                 $97,590 of U.S. Treasury Notes, 4.63%, due 2/15/2017; market
                 value $96,902)                                                                                         95,000
    60,000    Morgan Stanley & Co., Inc., 5.27%, acquired on 5/31/2007
                 and due 6/01/2007 at $60,000 (collateralized by $47,000
                 of Fannie Mae Notes(b),(+), 5.50%, due 3/26/2014; $40,835
                 of U.S. Treasury STRIPS, 5.14%(p), due 11/15/2026; combined
                 market value $62,431)                                                                                  60,000
                                                                                                                    ----------
              Total Repurchase Agreements                                                                              257,000
                                                                                                                    ----------

    NUMBER
 OF SHARES
----------
              MONEY MARKET FUNDS (0.0%)
   891,335    AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.25%(n)                                              891
                                                                                                                    ----------
              Total Short-Term Investments Purchased With Cash
                 Collateral From Securities Loaned (cost: $320,484)                                                    320,488
                                                                                                                    ----------

              TOTAL INVESTMENTS (COST: $2,272,627)                                                                  $2,499,105
                                                                                                                    ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 33.2% of net assets at May 31, 2007.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         iSHARES - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

         PORTFOLIO DESCRIPTION ABBREVIATIONS

         CPI       Consumer Price Index
         EETC      Enhanced Equipment Trust Certificate
         ESOP      Employee Stock Ownership Plan
         MTN       Medium-Term Note
         RB        Revenue Bond
         REIT      Real Estate Investment Trust

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be

70

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           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

         provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

         (INS) Scheduled principal and interest payments are insured by AMBAC Assurance Corp.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of May 31, 2007.

         (b) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (d) Security was fair valued at May 31, 2007, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

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           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

         (e) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer. Securities shown without a maturity date are perpetual and have no final maturity.

         (f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at May 31, 2007, was $336,000, which represented 0.0% of the Fund's net assets.

         (g) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         (h) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at May 31, 2007.

         (i) Callable/putable bond - provides the option for the underwriter to call the bond at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in the dollar-weighted portfolio average maturity calculation as a result of the security's call/put feature.

         (j) Eurodollar and Yankee obligations - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

         (k)  Security is perpetual and has no final maturity date.

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           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

         (l) Interest-only commercial mortgage-backed securities (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (m) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (n) Rate represents the money market fund annualized seven-day yield at May 31, 2007.

         (o) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager

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           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

              under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (p) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (q) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         *    Non-income-producing security for the year ended May 31, 2007.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

74

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

ASSETS
   Investments in securities, at market value (including securities
      on loan of $306,541) (identified cost of $2,015,627)                       $2,242,105
   Investment in repurchase agreements (cost approximates market value)             257,000
   Cash                                                                                  25
   Receivables:
      Capital shares sold                                                             1,155
      Dividends and interest                                                         11,897
      Securities sold                                                                24,402
      Other                                                                             162
                                                                                 ----------
         Total assets                                                             2,536,746
                                                                                 ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                              320,509
      Securities purchased                                                           18,798
      Capital shares redeemed                                                         1,090
   Bank overdraft - foreign currency (identified cost $1,475)                         1,449
   Unrealized depreciation on foreign currency contracts held, at value                   8
   Accrued management fees                                                            1,323
   Accrued transfer agent's fees                                                         27
   Other accrued expenses and payables                                                  181
                                                                                 ----------
         Total liabilities                                                          343,385
                                                                                 ----------
            Net assets applicable to capital shares outstanding                  $2,193,361
                                                                                 ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                               $1,812,591
   Accumulated undistributed net investment income                                   15,805
   Accumulated net realized gain on investments                                     138,500
   Net unrealized appreciation of investments                                       226,478
   Net unrealized depreciation of foreign currency translations                         (13)
                                                                                 ----------
            Net assets applicable to capital shares outstanding                  $2,193,361
                                                                                 ==========
      Capital shares outstanding, unlimited number of shares
         authorized, no par value                                                    76,924
                                                                                 ==========
      Net asset value, redemption price, and offering price per share            $    28.51
                                                                                 ==========

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CORNERSTONE STRATEGY FUND
YEAR ENDED MAY 31, 2007

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $1,053)                             $ 23,949
   Interest                                                                          29,656
   Securities lending (net)                                                             693
                                                                                   --------
      Total income                                                                   54,298
                                                                                   --------
EXPENSES
   Management fees                                                                   13,637
   Administration and servicing fees                                                  2,841
   Transfer agent's fees                                                              4,197
   Custody and accounting fees                                                          776
   Postage                                                                              702
   Shareholder reporting fees                                                           193
   Trustees' fees                                                                         7
   Registration fees                                                                     87
   Professional fees                                                                     92
   Other                                                                                 31
                                                                                   --------
      Total expenses                                                                 22,563
   Expenses paid indirectly                                                             (36)
   Expenses reimbursed - transfer agent's fees (Note 6E)                                 (7)
                                                                                   --------
      Net expenses                                                                   22,520
                                                                                   --------
NET INVESTMENT INCOME                                                                31,778
                                                                                   --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain on:
      Investments: (net of foreign taxes withheld of $20)
         Unaffiliated transactions                                                  195,429
         Affiliated transactions (Note 8)                                             4,206
      Foreign currency transactions                                                       4
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                    99,557
      Foreign currency translations                                                     (49)
                                                                                   --------
         Net realized and unrealized gain                                           299,147
                                                                                   --------
   Increase in net assets resulting from operations                                $330,925
                                                                                   ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

76

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CORNERSTONE STRATEGY FUND
YEAR ENDED MAY 31,

                                                                     2007             2006
                                                               ---------------------------
FROM OPERATIONS
   Net investment income                                       $   31,778       $   33,090
   Net realized gain on investments                               199,635          181,470
   Net realized gain (loss) on foreign currency transactions            4             (181)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                  99,557          (80,363)
      Foreign currency translations                                   (49)              78
                                                               ---------------------------
         Increase in net assets resulting from operations         330,925          134,094
                                                               ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                          (37,533)         (14,156)
   Net realized gains                                            (146,623)        (119,993)
                                                               ---------------------------
      Distributions to shareholders                              (184,156)        (134,149)
                                                               ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      404,761          237,362
   Reinvested dividends                                           181,610          131,463
   Cost of shares redeemed                                       (251,902)        (200,027)
                                                               ---------------------------
      Increase in net assets from capital share transactions      334,469          168,798
                                                               ---------------------------
   Net increase in net assets                                     481,238          168,743

NET ASSETS
   Beginning of year                                            1,712,123        1,543,380
                                                               ---------------------------
   End of year                                                 $2,193,361       $1,712,123
                                                               ===========================
Accumulated undistributed net investment income:
   End of year                                                 $   15,805       $   21,206
                                                               ---------------------------
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                     14,807            8,801
   Shares issued for dividends reinvested                           6,731            5,036
   Shares redeemed                                                 (9,216)          (7,413)
                                                               ---------------------------
      Increase in shares outstanding                               12,322            6,424
                                                               ===========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA Cornerstone Strategy Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving the purchasing power of shareholders' capital.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur

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USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

                 between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

              4. Short-term securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of

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           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

                 securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              6. Repurchase agreements are valued at cost, which approximates market value.

              7. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

80

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

              U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period

82

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

              prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of May 31, 2007.

           G. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended May 31, 2007, custodian and other bank credits reduced the Fund's expenses by $36,000. For the year ended May 31, 2007, the Fund did not incur any brokerage commission recapture credits.

           H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

              requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.
         Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended May 31, 2007, the Fund paid CAPCO facility fees of $3,000, which represents 5.0% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended May 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are

84

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

         distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for foreign currency gains and losses and passive foreign investment corporation gains and losses resulted in reclassifications made to the statement of assets and liabilities to increase accumulated undistributed net investment income and decrease accumulated net realized gain on investments by $354,000. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended May 31, 2007, and 2006, was as follows:

                                                      2007              2006
                                                 -------------------------------
Ordinary income*                                 $ 54,760,000       $ 16,721,000
Long-term realized capital gains                  129,396,000        117,428,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of May 31, 2007, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                  $ 84,060,000
Undistributed long-term capital gains                            71,925,000
Unrealized appreciation of investments                          224,792,000
Unrealized appreciation on foreign currency translations             26,000

         The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales and the tax deferral of mark-to-market adjustments. The difference between book-basis and tax-basis unrealized appreciation on foreign currency translations is attributable to the tax deferral of gains on foreign currency contracts.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

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           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2007, were $2,552,611,000 and $2,372,273,000, respectively.

         As of May 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was $2,274,313,000.

         Gross unrealized appreciation and depreciation of investments as of May 31, 2007, for federal income tax purposes, were $244,053,000 and $19,261,000, respectively, resulting in net unrealized appreciation of $224,792,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in

86

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

         securities-lending transactions. For the year ended May 31, 2007, the Fund received securities-lending income of $693,000, which is net of the 20% income retained by Wachovia. As of May 31, 2007, the Fund loaned securities having a fair market value of approximately $306,541,000, which excluded $2,281,000 of securities on loan that were sold prior to May 31, 2007. The Fund received cash collateral of $320,509,000 for the loans. Of this amount, $320,484,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $25,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the

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           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

              Fund relative to the performance of the Lipper Global Flexible Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Global Flexible Portfolio Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 1.00% to 4.00%                        +/- 0.04%
+/- 4.01% to 7.00%                        +/- 0.05%
+/- 7.01% and greater                     +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Global Flexible Funds Index over that period, even if the Fund had overall negative returns during the performance period.

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           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

              For the year ended May 31, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $13,637,000, which is net of a performance adjustment of $(567,000) that decreased the base management fee of 0.75% by 0.03%.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into investment subadvisory agreements with MFS Investment Management (MFSIM), Batterymarch Financial Management, Inc. (Batterymarch), and effective October 2, 2006, with Credit Suisse Asset Management, LLC (Credit Suisse), under which MFSIM directs the investment and reinvestment of a portion of the Fund's assets invested in international stocks (as allocated from time to time by the Manager), Batterymarch directs the investment and reinvestment of a portion of the Fund's assets invested in U.S. and international stocks (as allocated from time to time by the Manager), and Credit Suisse directs the investment and reinvestment of a portion of the Fund's assets invested in U.S. stocks (as allocated from time to time by the Manager).

              Effective also on October 2, 2006, the Manager terminated its investment subadvisory agreement with Wellington Management Company, LLP (Wellington Management), under which Wellington Management had directed the investment and reinvestment of a portion of the Fund's assets invested in U.S. stocks (as allocated from time to time by the Manager).

              Effective July 9, 2007, the Manager has entered into an investment subadvisory agreement with Quantitative Management Associates LLC (QMA), under which QMA directs the investment and reinvestment of a portion of the Fund's assets invested in international stocks (as allocated from time to time by the Manager). Also effective July 9, 2007, the Manager terminated its investment subadvisory agreement with MFSIM.

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           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

              The Manager (not the Fund) pays MFSIM a subadvisory fee in the annual amount of 0.29% of the portion of the Fund's average net assets that MFSIM manages. For the year ended May 31, 2007, the Manager incurred subadvisory fees, paid or payable to MFSIM, of $720,000.

              The Manager (not the Fund) pays Batterymarch a subadvisory fee based on the aggregate average net assets that Batterymarch manages in the USAA Cornerstone Strategy Fund, the USAA World Growth Fund, and the USAA Capital Growth Fund combined, in an annual amount of 0.25% on the first $250 million of assets; 0.21% on assets over $250 million and up to $500 million; and 0.17% on assets over $500 million. For the year ended May 31, 2007, the Manager incurred subadvisory fees for the Fund, paid or payable to Batterymarch, of $1,068,000.

              The Manager (not the Fund) pays Credit Suisse a subadvisory fee in the annual amount of 0.15% of the portion of the Fund's average net assets that Credit Suisse manages. For the year ended May 31, 2007, the Manager incurred subadvisory fees, paid or payable to Credit Suisse, of $430,000.

              Prior to October 2, 2006, the Manager (not the Fund) paid Wellington Management a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average net assets that Wellington Management managed. Wellington Management had agreed to waive all fees in excess of 0.18% through June 30, 2006, after which date the waiver was terminated. For the year ended May 31, 2007, the Manager incurred subadvisory fees, paid to Wellington Management, of $196,000.

              The Manager (not the Fund) pays QMA a subadvisory fee in the annual amount of 0.25% of the portion of the Fund's average net assets that QMA manages.

90

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended May 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,841,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the year ended May 31, 2007, the Fund reimbursed the Manager $36,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.19% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the year ended May 31, 2007, the Fund did not incur any reimbursable expenses.

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended May 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $4,197,000. For the year ended May 31, 2007, SAS voluntarily

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

              reimbursed the Fund $7,000 for transfer agent's fees related to certain shareholder transactions. Additionally, the Fund recorded a capital contribution from SAS of less than $500 for adjustments related to corrections to certain other shareholder transactions.

           F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended May 31, 2007, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                                        NET REALIZED
                                                                        COST TO           GAIN TO
            SELLER                          PURCHASER                  PURCHASER           SELLER
----------------------------------------------------------------------------------------------------
USAA Cornerstone Strategy Fund    USAA Balanced Strategy Fund         $16,609,000        $3,576,000
USAA Cornerstone Strategy Fund    USAA First Start Growth Fund          5,327,000           630,000
USAA Balanced Strategy Fund       USAA Cornerstone Strategy Fund       19,087,000           896,000
USAA First Start Growth Fund      USAA Cornerstone Strategy Fund        7,947,000         1,035,000

92

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

(9) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on November 30, 2007. The Manager has begun to evaluate the application of FIN 48 to the Fund and, based on the analysis completed to date, does not anticipate a material impact on the Fund's financial statements.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of May 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

              amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

94

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                            YEAR ENDED MAY 31,
                                                 -------------------------------------------------------------------
                                                       2007          2006          2005           2004          2003
                                                 -------------------------------------------------------------------
Net asset value at beginning of period           $    26.50    $    26.53    $    25.80     $    22.22    $    23.57
                                                 -------------------------------------------------------------------
Income (loss) from
    investment operations:
    Net investment income                               .40           .56           .30(a)         .22           .27
    Net realized and
        unrealized gain (loss)                         4.38          1.68          2.13(a)        3.57          (.93)
                                                 -------------------------------------------------------------------
Total from investment operations                       4.78          2.24          2.43(a)        3.79          (.66)
                                                 -------------------------------------------------------------------
Less distributions:
    From net investment income                         (.53)         (.22)         (.45)          (.21)         (.26)
    From realized capital gains                       (2.24)        (2.05)        (1.25)             -          (.43)
                                                 -------------------------------------------------------------------
Total distributions                                   (2.77)        (2.27)        (1.70)          (.21)         (.69)
                                                 -------------------------------------------------------------------
Net asset value at end of period                 $    28.51    $    26.50    $    26.53     $    25.80    $    22.22
                                                 ===================================================================
Total return (%)*                                     18.82(d)       8.67          9.42          17.08         (2.59)
Net assets at end of period (000)                $2,193,361    $1,712,123    $1,543,380     $1,350,044    $1,132,544
Ratio of expenses to average
    net assets (%)**(b),(c)                            1.19(d)       1.17          1.18           1.19          1.19
Ratio of expenses to average
    net assets, excluding
    reimbursements (%)**(b)                            1.19(d)       1.17          1.18           1.20          1.27
Ratio of net investment income to
    average net assets (%)**                           1.68          2.01          1.15            .81          1.34
Portfolio turnover (%)                               127.29        150.51         64.88          90.94        131.07

 *  Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
**  For the year ended May 31, 2007, average net assets were $1,895,534,000.
(a) Calculated using average shares.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                       (.00%)(+)     (.01%)        (.02%)         (.02%)        (.01%)
    (+) Represents less than 0.01% of average net assets.
(c) Effective April 26, 2002, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.19% of the Fund's average net assets.
(d) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agency fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of December 1, 2006, through May 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

96

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

         ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                    BEGINNING                ENDING              DURING PERIOD*
                                  ACCOUNT VALUE          ACCOUNT VALUE         DECEMBER 1, 2006 -
                                DECEMBER 1, 2006         MAY 31, 2007             MAY 31, 2007
                                -----------------------------------------------------------------
Actual                              $1,000.00             $1,084.70                  $6.18

Hypothetical
  (5% return before expenses)        1,000.00              1,019.00                   5.99

         *Expenses are equal to the Fund's annualized expense ratio of 1.19%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 8.47% for the six-month period of December 1, 2006, through May 31, 2007.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

         At a meeting of the Board of Trustees held on April 18, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreements with Batterymarch Financial Management, Inc., MFS Investment Management, and Credit Suisse Asset Management, LLC with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and Subadvisory Agreements and the Manager and the Subadvisers, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadvisers' operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Subadvisory Agreements with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreements with respect to the Fund.
         The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreements with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other

98

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

         things, information concerning the Fund's performance and related services provided by the Manager and by each Subadviser. At the meeting at which the renewal of the Investment Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadvisers is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement and Subadvisory Agreements included certain information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

         administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement.
         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadvisers and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution" and the utilization of "soft dollars," were also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment

100

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

         companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance fee adjustment - was above the median of its expense group and was equal to the median of its expense universe. The data indicated that the Fund's total expenses were above the median of its expense group and below the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. The Trustees also took into account the Manager's current voluntary undertakings to maintain expense limitations for the Fund and that the subadvisory fees under the Subadvisory Agreements are paid by the Manager.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

         universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and was lower than its Lipper index for the one-year period ended December 31, 2006. The Fund's performance was lower than the average of its performance universe and its Lipper index for the three- and five-year periods ended December 31, 2006. The Board also noted that the Fund's percentile performance ranking was in the top 50% of its performance universe for the one- year period ended December 31, 2006, and was in the bottom 50% of its performance universe for the three- and five-year periods ended December 31, 2006. The Trustees considered the Manager's discussion of the Fund's performance and took into account the Fund's improved performance. The Board also noted that the Fund had recently added an additional subadviser.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the subadvisory fees and had agreed to maintain expense limitations for the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits

102

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

         from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussions of the current advisory fee structure. The Board also noted that the Fund's contractual management fees are below the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also considered the fee waivers and expense reimbursement arrangements by the Manager and the fact that the Manager pays the subadvisory fees. The Board also took into account other economies of scale achieved by the Fund with respect to certain fixed expenses as a result of the Fund's asset size. The
         Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices, and appropriate action has been taken to address the Fund's long-term performance; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

SUBADVISORY AGREEMENTS
--------------------------------------------------------------------------------

         In approving each Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the respective Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of each Subadvisory Agreement. The Board's analysis of these factors is set forth below.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve each Subadvisory Agreement. In approving each Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Trustees considered information provided to them regarding the services provided by the Subadvisers, including information presented periodically throughout the previous year. The Board considered each Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and each Subadviser's level of staffing. The Trustees noted that the materials provided to them by each Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted each Subadviser's brokerage practices. The Board also considered each Subadviser's regulatory and compliance history. The Board noted

104

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

         that the Manager's monitoring processes of each Subadviser include:
         (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of each Subadviser. In considering the cost of services to be provided by each Subadviser and the profitability to that Subadviser of its relationship with the Fund, the Trustees noted the undertakings of the Manager to maintain expense limitations for the Fund and also noted that the fees under each Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate each Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by each Subadviser, each Subadviser's profitability with respect to the Fund, and the potential economies of scale in each Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreements than the other factors considered.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees that each Subadviser charges to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to each Subadviser. As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2006, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board also considered the performance of each Subadviser. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2007

       Subadviser. The Board was mindful of the Manager's focus on each Subadviser's performance and the actions management has taken to address performance of the Fund. The Board also noted each Subadviser's long-term performance record for similar accounts.

       CONCLUSION. The Board reached the following conclusions regarding each Subadvisory Agreement, among others: (i) each Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) each Subadviser maintains an appropriate compliance program; (iii) appropriate action has been taken with respect to the performance of the Fund; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and each Subadviser. Based on the Board's conclusions, the Board of Trustees determined that approval of each Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

106

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of May 31, 2007. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Financial Services Group, USAA (1/07-present); Chair of the Board Directors and Chief Investment Officer, IMCO (1/07-present); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services (FPS), and USAA Financial Advisers, Inc.
         (FAI). Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

108

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chair of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         KRISTI A. MATUS
         Senior Vice President
         Born: February 1968
         Year of Appointment: 2007

         President and Director, IMCO (2/07-present); President and Vice Chair of the Board of Directors, USAA Life (3/04-present); Vice President, Products & Regulatory Management, USAA Life (1/04-3/04); Vice President, Life Insurance Solutions, USAA Life (9/02-1/04); Executive Vice President and Chief Operating Officer, Thrivent Financial Bank (6/01-9/02). Ms. Matus also serves as President and Director of SAS.

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02).

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

110

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         DEBRA K. DUNN
         Treasurer
         Born: August 1969
         Year of Appointment: 2005

         Assistant Vice President, IMCO Finance, USAA (4/07-present); Assistant Vice President, IMCO/FPS Finance, USAA (9/04-4/07); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI.

         JAMES L. LOVE
         Assistant Secretary
         Born: December 1968
         Year of Appointment: 2007

         Executive Director Executive Attorney (EP), Securities Counsel, USAA (1/03-present); Senior Counsel, Securities Counsel, USAA (12/02-1/03); Senior Counsel, Securities Counsel & Compliance, IMCO (5/02-12/02).

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial
         Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02).

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02).

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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

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23405-0707                                  (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 13, 2006, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR/A.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 9 funds of the Registrant have a fiscal year-end of May 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended May 31, 2007 and 2006 were $249,505 and $221,400, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended May 31, 2007 and 2006 were $55,000 and $50,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

----------------------------------------------------------------------------------------------
               Review of Federal,
               State and City        Passive     Quarterly
               Income and tax        Foreign     Diversification
               returns and excise   Investment   Review under      Excise Tax
               tax calculations      Company     Subchapter M      Assistance          TOTAL
----------------------------------------------------------------------------------------------
FYE 05-31-2007     $     0           $     0       $     0           $     0          $      0
FYE 05-31-2006     $44,390           $11,125       $11,633           $ 8,494          $ 75,642
----------------------------------------------------------------------------------------------
TOTAL              $44,390           $11,125       $11,633           $ 8,494          $ 75,642
----------------------------------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended May 31, 2007 and 2006.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for May 31, 2007 and 2006 were $89,560 and $187,642, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2007 and 2006 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/A was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR/A is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.


                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------


                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended May 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/20/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/21/2008
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    02/21/2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.